UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2020

Date of reporting period:	January 1, 2020 — June 30, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

August 11, 2020

Dear Shareholder:

Financial markets worldwide continue to be challenged by economic uncertainty and high unemployment due to the COVID-19 pandemic. In addition, our nation is struggling with confusion, anger, and grief over horrific acts of racism and brutality in our country and with the overall issue of systemic racial injustice. Your Board of Trustees and Putnam Investments stand united against oppression and racism. We will work to support thoughtful and resourceful actions to elevate both our workplace and society.

Also, we would like to take this opportunity to thank Robert E. Patterson, who retired as a Trustee on June 30, 2020, for his 36 years of service. We will miss Bob’s experienced judgment and insights, and we wish him well. We are also pleased to welcome Mona K. Sutphen to the Board. Ms. Sutphen brings extensive professional and directorship experience to her role as a Trustee.

As always, thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Investments in small and/ or midsize companies increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. The use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our investment techniques, analyses, and judgments may not produce the outcome intended, and the investments we select for the fund may not perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. You can lose money by investing in the fund.

Performance summary (as of 6/30/20)

Investment objective

Long-term return consistent with preservation of capital

Net asset value June 30, 2020

Class IA: $15.93	Class IB: $16.17

Total return at net asset value

				Putnam
				Balanced
	Class IA	Class IB	Russell 3000	Blended
(as of 6/30/20)	shares*	shares†	Index	Benchmark
6 months	–1.51%	–1.68%	–3.48%	–0.68%
1 year	3.17	2.88	6.53	6.23
5 years	30.14	28.47	61.30	41.72
Annualized	5.41	5.14	10.03	7.22
10 years	134.27	128.33	261.80	143.38
Annualized	8.89	8.61	13.72	9.30
Life	947.52	888.49	2,380.33	—
Annualized	7.52	7.32	10.41	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The Putnam Balanced Blended Benchmark is an unmanaged index administered by Putnam Investment Management, LLC, 50% of which is the Russell 3000 Index, 35% of which is the Bloomberg Barclays U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND), and 5% of which is the JPMorgan Developed High Yield Index.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

Putnam VT Global Asset Allocation Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/20 to 6/30/20. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Net expenses for the fiscal year ended
12/31/19*	0.87%	1.12%
Total annual operating expenses for the fiscal
year ended 12/31/19	0.88%	1.13%
Annualized expense ratio for the six-month
period ended 6/30/20	0.85%	1.10%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 4/30/21.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/20		ended 6/30/20
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.19	$5.42	$4.27	$5.52
Ending value
(after
expenses)	$984.90	$983.20	$1,020.64	$1,019.39

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/20. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Global Asset Allocation Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Global Asset Allocation Fund 3

The fund’s portfolio 6/30/20 (Unaudited)

COMMON STOCKS (58.9%)*	Shares	Value

Basic materials (1.2%)
Anglo American PLC (United Kingdom)	3,205	$74,084
Arkema SA (France)	302	28,840
Ashland Global Holdings, Inc.	549	37,936
Axalta Coating Systems, Ltd. †	3,693	83,277
BHP Billiton, Ltd. (Australia)	1,491	37,002
BHP Group PLC (United Kingdom)	2,946	60,480
Celanese Corp.	605	52,236
CF Industries Holdings, Inc.	4,168	117,288
Compagnie De Saint-Gobain (France) †	650	23,363
Covestro AG (Germany) †	1,728	65,580
CRH PLC (Ireland)	1,864	63,754
DuPont de Nemours, Inc.	1,950	103,604
Eastman Chemical Co.	1,808	125,909
Eiffage SA (France) †	466	42,549
Fortescue Metals Group, Ltd. (Australia)	5,022	48,187
ICL Group, Ltd. (Israel)	5,390	16,045
Koninklijke DSM NV (Netherlands)	209	28,889
LafargeHolcim, Ltd. (Switzerland)	587	25,674
NewMarket Corp.	144	57,669
Nitto Denko Corp. (Japan)	500	28,293
PPG Industries, Inc.	690	73,181
Reliance Steel & Aluminum Co.	716	67,970
Rio Tinto PLC (United Kingdom)	2,072	116,591
Sherwin-Williams Co. (The)	56	32,360
Shin-Etsu Chemical Co., Ltd. (Japan)	500	58,449
		1,469,210
Capital goods (4.6%)
ACS Actividades de Construccion y Servicios SA
(Spain)	731	18,392
Airbus SE (France) †	131	9,322
Allison Transmission Holdings, Inc.	2,446	89,964
AptarGroup, Inc.	860	96,303
Atlas Copco AB Class A (Sweden)	1,247	52,731
Avery Dennison Corp.	1,406	160,411
Ball Corp.	1,048	72,826
Berry Global Group, Inc. †	2,345	103,930
Caterpillar, Inc.	561	70,967
Crown Holdings, Inc. †	1,280	83,366
Cummins, Inc.	2,167	375,454
Curtiss-Wright Corp.	311	27,766
Daikin Industries, Ltd. (Japan)	500	80,403
Dover Corp.	1,301	125,625
Faurecia SA (France) †	925	36,064
HEICO Corp.	940	93,671
Hitachi, Ltd. (Japan)	2,400	75,767
Honeywell International, Inc.	3,912	565,636
Johnson Controls International PLC	6,775	231,299
Koito Manufacturing Co., Ltd. (Japan)	700	28,178
Legrand SA (France)	747	56,681
Lockheed Martin Corp.	2,479	904,637
Northrop Grumman Corp.	1,703	523,570
Obayashi Corp. (Japan)	3,200	29,925
Otis Worldwide Corp.	8,815	501,221
Republic Services, Inc.	1,499	122,993
Sandvik AB (Sweden) †	5,860	109,299

COMMON STOCKS (58.9%)* cont.	Shares	Value

Capital goods cont.
Silgan Holdings, Inc.	1,448	$46,901
Stanley Electric Co., Ltd. (Japan)	900	21,673
Teledyne Technologies, Inc. †	324	100,748
Tervita Corp. (Canada) †	16	45
Toshiba Corp. (Japan)	1,100	35,055
Trane Technologies PLC	771	68,604
Waste Management, Inc.	3,867	409,554
		5,328,981
Communication services (2.9%)
AT&T, Inc.	11,032	333,497
BT Group PLC (United Kingdom)	12,879	18,177
Comcast Corp. Class A S	15,391	599,941
Crown Castle International Corp. R	2,432	406,995
Deutsche Telekom AG (Germany)	7,704	128,868
Elisa OYJ (Finland)	474	28,812
Equinix, Inc. R	489	343,425
Hikari Tsushin, Inc. (Japan)	100	22,774
KDDI Corp. (Japan)	3,700	110,937
Nippon Telegraph & Telephone Corp. (Japan)	2,700	62,857
NTT DoCoMo, Inc. (Japan)	1,500	40,015
Telstra Corp., Ltd. (Australia)	15,964	34,558
Verizon Communications, Inc. S	22,570	1,244,284
		3,375,140
Communications equipment (1.1%)
Cisco Systems, Inc.	26,570	1,239,225
		1,239,225
Computers (4.5%)
Akamai Technologies, Inc. † S	2,314	247,806
Apple, Inc.	9,992	3,645,082
Dropbox, Inc. Class A †	2,435	53,010
Fortinet, Inc. †	2,383	327,114
Fujitsu, Ltd. (Japan)	300	35,116
Logitech International SA (Switzerland)	694	45,252
Otsuka Corp. (Japan)	1,000	52,671
ServiceNow, Inc. †	1,427	578,021
Synopsys, Inc. †	1,462	285,090
		5,269,162
Conglomerates (0.4%)
AMETEK, Inc.	1,875	167,569
Danaher Corp.	1,915	338,629
		506,198
Consumer cyclicals (6.5%)
Adecco Group AG (Switzerland)	961	45,026
Amazon.com, Inc. †	1,231	3,396,107
Berkeley Group Holdings PLC (The) (United Kingdom)	483	24,892
Booking Holdings, Inc. †	300	477,702
Booz Allen Hamilton Holding Corp.	2,245	174,639
Brambles, Ltd. (Australia)	6,650	50,027
CK Hutchison Holdings, Ltd. (Hong Kong)	5,000	32,053
Clear Channel Outdoor Holdings, Inc. †	502	522
Clorox Co. (The)	1,545	338,927
Compagnie Generale des Etablissements Michelin
SCA (France) †	235	24,345
Compass Group PLC (United Kingdom)	3,316	45,619
CoStar Group, Inc. †	120	85,280
Daito Trust Construction Co., Ltd. (Japan)	300	27,564
Daiwa House Industry Co., Ltd. (Japan)	1,500	35,378
Discovery, Inc. Class A † S	3,093	65,262
Extended Stay America, Inc. (Units)	3,223	36,065

4 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (58.9%)* cont.	Shares	Value

Consumer cyclicals cont.
Ferrari NV (Italy)	137	$23,344
Fiat Chrysler Automobiles NV (Italy) †	3,844	38,560
Hermes International (France)	129	107,666
Hilton Worldwide Holdings, Inc.	3,089	226,887
Hoshizaki Corp. (Japan)	300	25,706
iHeartMedia, Inc. Class A †	214	1,787
Industria de Diseno Textil SA (Inditex) (Spain)	3,792	100,258
Kering SA (France)	118	64,094
Knorr-Bremse AG (Germany)	194	19,629
Liberty Media Corp.-Liberty SiriusXM Class C †	3,876	133,528
LVMH Moet Hennessy Louis Vuitton SA (France)	100	43,800
Madison Square Garden Entertainment Corp. †	534	40,050
MGM Resorts International	6,495	109,116
Moody’s Corp.	123	33,792
Nielsen Holdings PLC	3,253	48,340
Nihon M&A Center, Inc. (Japan)	1,200	54,206
Nintendo Co., Ltd. (Japan)	300	133,490
Pandora A/S (Denmark)	481	26,112
Peugeot SA (France) †	4,528	73,501
Porsche Automobil Holding SE
(Preference) (Germany)	819	46,937
PulteGroup, Inc.	7,239	246,343
Ryohin Keikaku Co., Ltd. (Japan)	1,300	18,398
Sohgo Security Services Co., Ltd. (Japan)	300	13,965
Sony Corp. (Japan)	1,900	130,115
Target Corp.	2,599	311,698
Taylor Wimpey PLC (United Kingdom)	15,618	27,553
Tempur Sealy International, Inc. †	754	54,250
Verisk Analytics, Inc.	872	148,414
Volkswagen AG (Preference) (Germany) †	413	62,457
Volvo AB (Sweden) †	2,359	36,875
Walmart, Inc.	738	88,398
Wesfarmers, Ltd. (Australia)	3,830	118,959
Wolters Kluwer NV (Netherlands)	1,095	85,421
		7,553,057
Consumer staples (4.8%)
a2 Milk Co., Ltd. (New Zealand) †	2,674	35,017
Associated British Foods PLC (United Kingdom)	1,499	35,522
Auto Trader Group PLC (United Kingdom)	3,468	22,596
British American Tobacco PLC (United Kingdom)	1,543	59,284
Campbell Soup Co.	1,098	54,494
Carlsberg A/S Class B (Denmark)	657	86,790
Coca-Cola Co. (The)	18,840	841,771
Coca-Cola HBC AG (Switzerland)	1,401	35,162
Coles Group, Ltd. (Australia)	2,450	29,103
Costco Wholesale Corp.	141	42,753
Essity AB Class B (Sweden) †	2,920	94,270
Ferguson PLC (United Kingdom)	1,235	101,029
Hershey Co. (The)	1,789	231,890
ITOCHU Corp. (Japan)	4,600	99,062
Kobe Bussan Co., Ltd. (Japan)	400	22,549
Koninklijke Ahold Delhaize NV (Netherlands)	3,269	89,019
Kose Corp. (Japan)	200	24,045
L’Oreal SA (France) †	354	113,489
Mondelez International, Inc. Class A	6,581	336,487
Monster Beverage Corp. †	1,079	74,796
Nestle SA (Switzerland)	1,796	198,413

COMMON STOCKS (58.9%)* cont.	Shares	Value

Consumer staples cont.
PepsiCo, Inc.	5,519	$729,943
Procter & Gamble Co. (The)	10,582	1,265,290
Recruit Holdings Co., Ltd. (Japan)	600	20,510
Starbucks Corp.	6,979	513,585
Sundrug Co., Ltd. (Japan)	800	26,433
Sysco Corp.	2,747	150,151
Unilever PLC (United Kingdom)	612	32,998
WH Group, Ltd. (Hong Kong)	82,500	70,800
Wilmar International, Ltd. (Singapore)	13,400	39,467
Woolworths Group, Ltd. (Australia)	2,751	70,943
		5,547,661
Electronics (1.9%)
Brother Industries, Ltd. (Japan)	1,500	27,029
Garmin, Ltd.	1,293	126,068
Hoya Corp. (Japan)	600	57,459
NVIDIA Corp.	968	367,753
Qualcomm, Inc.	12,946	1,180,805
SMC Corp. (Japan)	100	51,040
Xilinx, Inc.	4,432	436,064
		2,246,218
Energy (1.3%)
Chevron Corp.	11,238	1,002,767
MWO Holdings, LLC (Units) F	15	—
Phillips 66	4,009	288,247
Royal Dutch Shell PLC Class B (United Kingdom)	9,635	145,798
TOTAL SA (France)	1,174	44,717
		1,481,529
Financials (8.1%)
3i Group PLC (United Kingdom)	4,351	44,812
Aflac, Inc.	7,952	286,511
AGNC Investment Corp. R	11,128	143,551
Allianz SE (Germany)	711	145,025
Allstate Corp. (The)	4,596	445,766
Ally Financial, Inc.	5,294	104,980
American Campus Communities, Inc. R	837	29,262
American Financial Group, Inc.	527	33,443
Ameriprise Financial, Inc.	1,885	282,825
Amundi SA (France) †	246	19,242
Apartment Investment and Management Co. Class A R	1,383	52,056
AvalonBay Communities, Inc. R	758	117,217
Aviva PLC (United Kingdom)	22,063	74,664
Axis Capital Holdings, Ltd.	1,879	76,212
Banco Bilbao Vizcaya Argenta (Spain)	21,294	73,142
Bank Leumi Le-Israel BM (Israel)	8,531	42,986
BNP Paribas SA (France) †	2,043	80,991
BOC Hong Kong Holdings, Ltd. (Hong Kong)	11,000	34,926
Boston Properties, Inc. R	804	72,666
Brixmor Property Group, Inc. R	2,787	35,729
Camden Property Trust R	770	70,239
Capital One Financial Corp.	3,598	225,199
CBRE Group, Inc. Class A †	2,532	114,497
Citigroup, Inc.	16,943	865,787
CK Asset Holdings, Ltd. (Hong Kong)	12,000	71,358
CoreLogic, Inc.	585	39,324
Corporate Office Properties Trust R	1,103	27,950
Credit Agricole SA (France) †	6,259	59,121
DBS Group Holdings, Ltd. (Singapore)	4,200	62,826
Deutsche Boerse AG (Germany)	420	75,915

Putnam VT Global Asset Allocation Fund 5

COMMON STOCKS (58.9%)* cont.	Shares	Value

Financials cont.
Direct Line Insurance Group PLC (United Kingdom)	5,717	$19,172
Discover Financial Services	3,312	165,898
DNB ASA (Norway) †	2,695	35,658
Duke Realty Corp. R	3,262	115,442
Equitable Holdings, Inc.	1,989	38,368
Equity Commonwealth R	1,603	51,617
Equity Lifestyle Properties, Inc. R	945	59,044
Equity Residential R	1,706	100,347
Essex Property Trust, Inc. R	610	139,794
Federal Realty Investment Trust R	500	42,605
Fidelity National Financial, Inc.	2,336	71,622
Fifth Third Bancorp	6,722	129,600
Finecobank Banca Fineco SpA (Italy) †	1,685	22,706
Gaming and Leisure Properties, Inc. R	1,529	52,903
Gjensidige Forsikring ASA (Norway) †	1,410	25,972
Goldman Sachs Group, Inc. (The)	1,147	226,670
Goodman Group (Australia) R	5,319	54,742
Hargreaves Lansdown PLC (United Kingdom)	857	17,269
Henderson Land Development Co., Ltd. (Hong Kong)	8,900	33,703
ING Groep NV (Netherlands)	3,943	27,391
Invitation Homes, Inc. R	4,642	127,794
Israel Discount Bank, Ltd. Class A (Israel)	11,433	34,984
Jones Lang LaSalle, Inc.	261	27,003
JPMorgan Chase & Co.	13,713	1,289,845
KBC Group NV (Belgium)	702	40,206
Legal & General Group PLC (United Kingdom)	15,403	42,062
Lincoln National Corp.	2,750	101,173
LPL Financial Holdings, Inc.	677	53,077
Magellan Financial Group, Ltd. (Australia)	725	29,510
MetLife, Inc.	14,269	521,104
MGIC Investment Corp.	5,159	42,252
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	3,600	17,039
Morgan Stanley	8,369	404,223
Nomura Real Estate Holdings, Inc. (Japan)	1,500	27,846
ORIX Corp. (Japan)	4,700	57,953
Outfront Media, Inc. R	2,253	31,925
Partners Group Holding AG (Switzerland)	99	89,650
Persimmon PLC (United Kingdom)	783	22,143
Popular, Inc. (Puerto Rico)	1,013	37,653
Reinsurance Group of America, Inc.	529	41,495
SEI Investments Co.	709	38,981
Seven Bank, Ltd. (Japan)	7,300	19,968
Singapore Exchange, Ltd. (Singapore)	5,500	33,006
Skandinaviska Enskilda Banken AB (Sweden) †	8,681	75,080
SLM Corp.	8,360	58,771
Starwood Property Trust, Inc. R	1,748	26,150
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,700	104,056
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,600	44,905
Sun Communities, Inc. R	575	78,016
Sun Hung Kai Properties, Ltd. (Hong Kong)	3,000	38,233
Swiss Life Holding AG (Switzerland)	51	18,861
Synchrony Financial	11,621	257,521
VEREIT, Inc. R	14,796	95,138
Virtu Financial, Inc. Class A	3,537	83,473
Vornado Realty Trust R	1,833	70,039
W.R. Berkley Corp.	966	55,342

COMMON STOCKS (58.9%)* cont.	Shares	Value

Financials cont.
Weingarten Realty Investors R	1,740	$32,938
Zurich Insurance Group AG (Switzerland)	87	30,639
		9,438,799
Health care (7.7%)
Abbott Laboratories	5,899	539,346
AbbVie, Inc.	3,051	299,547
Advanz Pharma Corp., Ltd. (Canada) †	52	159
Alkermes PLC †	3,125	60,641
Alnylam Pharmaceuticals, Inc. †	448	66,353
Amgen, Inc.	2,959	697,910
Astellas Pharma, Inc. (Japan)	1,900	31,629
AstraZeneca PLC (United Kingdom)	469	48,892
Biogen, Inc. †	1,230	329,087
Bristol-Myers Squibb Co.	5,187	304,996
Cardinal Health, Inc.	752	39,247
Chemed Corp.	76	34,281
Chugai Pharmaceutical Co., Ltd. (Japan)	600	32,074
Dentsply Sirona, Inc.	2,129	93,804
DiaSorin SpA (Italy)	305	58,343
Edwards Lifesciences Corp. †	5,467	377,824
Eli Lilly and Co.	2,536	416,360
Fisher & Paykel Healthcare Corp., Ltd.
(New Zealand)	841	19,448
Galapagos NV (Belgium) †	171	33,569
Gilead Sciences, Inc.	1,337	102,869
GlaxoSmithKline PLC (United Kingdom)	2,914	59,043
Hikma Pharmaceuticals PLC (United Kingdom)	1,148	31,554
Hill-Rom Holdings, Inc.	1,107	121,526
Hologic, Inc. †	4,648	264,936
Humana, Inc.	1,241	481,198
Johnson & Johnson	5,747	808,201
Kobayashi Pharmaceutical Co., Ltd. (Japan)	200	17,571
M3, Inc. (Japan)	600	25,516
Medtronic PLC	8,084	741,303
Merck & Co., Inc.	8,167	631,554
Neurocrine Biosciences, Inc. †	266	32,452
Novartis AG (Switzerland)	2,405	208,972
Novo Nordisk A/S Class B (Denmark)	2,526	163,460
Ono Pharmaceutical Co., Ltd. (Japan)	800	23,270
PeptiDream, Inc. (Japan) †	300	13,744
Pfizer, Inc.	8,090	264,543
Regeneron Pharmaceuticals, Inc. †	400	249,460
Roche Holding AG (Switzerland)	715	247,556
Sage Therapeutics, Inc. †	776	32,266
Sartorius Stedim Biotech (France) †	150	37,862
Shionogi & Co., Ltd. (Japan)	1,300	81,379
Suzuken Co., Ltd. (Japan)	800	29,818
Thermo Fisher Scientific, Inc.	462	167,401
Vertex Pharmaceuticals, Inc. †	968	281,020
West Pharmaceutical Services, Inc.	647	146,979
Zimmer Biomet Holdings, Inc.	1,790	213,654
Zoetis, Inc.	400	54,816
		9,017,433
Semiconductor (0.6%)
ASML Holding NV (Netherlands)	143	52,421
KLA Corp.	1,412	274,606
Lam Research Corp.	717	231,921

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (58.9%)* cont.	Shares	Value

Semiconductor cont.
Lasertec Corp. (Japan)	400	$37,718
Tokyo Electron, Ltd. (Japan)	200	49,082
		645,748
Software (6.0%)
Activision Blizzard, Inc.	7,814	593,083
Adobe, Inc. †	3,326	1,447,841
Amdocs, Ltd.	1,768	107,636
Atlassian Corp PLC Class A (Australia) †	1,326	239,038
Cadence Design Systems, Inc. †	3,181	305,249
Intuit, Inc.	3,077	911,377
Microsoft Corp.	10,771	2,192,006
Nexon Co., Ltd. (Japan)	2,200	49,689
Okta, Inc. †	1,984	397,256
SAP AG (Germany)	34	4,733
Take-Two Interactive Software, Inc. †	2,048	285,839
Veeva Systems, Inc. Class A †	2,201	515,958
		7,049,705
Technology (0.1%)
CACI International, Inc. Class A †	320	69,402
SoftBank Group Corp. (Japan)	300	15,116
		84,518
Technology services (4.5%)
Alphabet, Inc. Class A †	1,685	2,389,414
Capgemini SE (France)	211	24,136
DocuSign, Inc. †	3,719	640,449
eBay, Inc.	20,835	1,092,796
Facebook, Inc. Class A †	1,379	313,130
GoDaddy, Inc. Class A †	2,925	214,490
Itochu Techno-Solutions Corp. (Japan)	1,400	52,468
Jack Henry & Associates, Inc.	1,303	239,791
Kakaku.com, Inc. (Japan)	700	17,726
Leidos Holdings, Inc.	1,930	180,783
Nomura Research Institute, Ltd. (Japan)	1,700	46,387
Roku, Inc. †	496	57,799
		5,269,369
Transportation (0.7%)
Aena SME SA (Spain) †	269	35,811
Aurizon Holdings, Ltd. (Australia)	12,738	43,369
Copa Holdings SA Class A (Panama)	510	25,786
Delta Air Lines, Inc.	8,859	248,495
Deutsche Post AG (Germany) †	3,331	121,514
Expeditors International of Washington, Inc.	380	28,895
Hankyu Hanshin Holdings, Inc. (Japan)	600	20,280
Japan Airlines Co., Ltd. (Japan)	1,300	23,433
Odakyu Electric Railway Co., Ltd. (Japan)	1,000	24,579
Union Pacific Corp.	454	76,758
United Airlines Holdings, Inc. † S	3,533	122,277
West Japan Railway Co. (Japan)	600	33,644
Yangzijiang Shipbuilding Holdings, Ltd. (China)	33,200	22,182
		827,023
Utilities and power (2.0%)
AES Corp. (The)	9,697	140,510
AGL Energy, Ltd. (Australia)	4,857	57,284
American Electric Power Co., Inc.	4,946	393,899
CenterPoint Energy, Inc.	6,644	124,043
CLP Holdings, Ltd. (Hong Kong)	3,000	29,378
Consolidated Edison, Inc.	404	29,060
E.ON SE (Germany)	5,211	58,586
Enel SpA (Italy)	9,501	81,853

COMMON STOCKS (58.9%)* cont.	Shares	Value

Utilities and power cont.
Eni SpA (Italy)	4,148	$39,498
Entergy Corp.	1,623	152,254
Exelon Corp.	9,628	349,400
IDACORP, Inc.	427	37,307
Kinder Morgan, Inc.	17,787	269,829
Pinnacle West Capital Corp.	1,532	112,280
Public Service Enterprise Group, Inc.	3,927	193,051
Snam SpA (Italy)	8,633	41,990
Southern Co. (The)	752	38,991
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights)	1,923	1,346
Vistra Energy Corp.	7,932	147,694
		2,298,253

Total common stocks (cost $57,478,735)		$68,647,229

CORPORATE BONDS AND NOTES (14.9%)* Principal amount		Value

Basic materials (0.8%)
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 7.875%, 8/15/23	$10,000	$10,238
ArcelorMittal SA sr. unsec. unsub. notes 7.25%,
10/15/39 (France)	10,000	11,713
Beacon Roofing Supply, Inc. 144A company
guaranty sr. notes 4.50%, 11/15/26	5,000	4,891
Beacon Roofing Supply, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/25	10,000	8,925
Big River Steel, LLC/BRS Finance Corp. 144A
company guaranty sr. notes 7.25%, 9/1/25	20,000	19,100
BMC East, LLC 144A company
guaranty sr. notes 5.50%, 10/1/24	20,000	20,150
Boise Cascade Co. 144A company
guaranty sr. unsec. notes 5.625%, 9/1/24	25,000	25,188
Builders FirstSource, Inc. 144A sr. notes 6.75%,
6/1/27	9,000	9,214
BWAY Holding Co. 144A sr. unsec. notes 7.25%,
4/15/25	15,000	13,602
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 3.50%, 5/8/24
(Germany)	5,000	5,278
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43	15,000	16,167
CF Industries, Inc. 144A company
guaranty sr. notes 4.50%, 12/1/26	30,000	32,990
Chemours Co. (The) company guaranty sr. unsec.
notes 5.375%, 5/15/27	5,000	4,518
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 6.75%, 12/1/27	15,000	15,750
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24	5,000	5,100
GCP Applied Technologies, Inc. 144A sr. unsec.
notes 5.50%, 4/15/26	25,000	24,938
Georgia-Pacific, LLC 144A sr. unsec.
sub. notes 2.10%, 4/30/27	14,000	14,539
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	13,000	14,230
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	39,000	42,380
Greif, Inc. 144A company guaranty sr. unsec.
notes 6.50%, 3/1/27	10,000	10,179
HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 7.625%, 1/15/25
(Canada)	10,000	9,500

Putnam VT Global Asset Allocation Fund 7

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Basic materials cont.
International Flavors & Fragrances, Inc.
sr. unsec. notes 4.45%, 9/26/28	$25,000	$28,450
International Paper Co. sr. unsec.
unsub. notes 3.00%, 2/15/27	30,000	32,206
Joseph T Ryerson & Son, Inc. 144A
sr. notes 11.00%, 5/15/22	10,000	10,213
Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	10,000	10,077
Mauser Packaging Solutions Holding Co. 144A
sr. notes 8.50%, 4/15/24	5,000	5,150
Mauser Packaging Solutions Holding Co. 144A
sr. notes 5.50%, 4/15/24	15,000	14,733
Mercer International, Inc. sr. unsec.
notes 6.50%, 2/1/24 (Canada)	10,000	9,827
Mercer International, Inc. sr. unsec.
notes 5.50%, 1/15/26 (Canada)	5,000	4,700
Novelis Corp. 144A company guaranty sr. unsec.
bonds 5.875%, 9/30/26	25,000	24,969
Novelis Corp. 144A company guaranty sr. unsec.
notes 4.75%, 1/30/30	5,000	4,775
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45
(Canada)	20,000	24,721
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35
(Canada)	25,000	28,066
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29
(Canada)	14,000	16,247
Packaging Corp. of America sr. unsec.
unsub. notes 4.50%, 11/1/23	45,000	49,693
PolyOne Corp. 144A sr. unsec. notes 5.75%, 5/15/25	5,000	5,144
PQ Corp. 144A company guaranty sr. unsec.
notes 5.75%, 12/15/25	15,000	15,113
Resideo Funding, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 11/1/26	10,000	9,775
Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.45%, 6/1/27	35,000	39,160
Smurfit Kappa Treasury Funding DAC company
guaranty sr. unsec. unsub. notes 7.50%, 11/20/25
(Ireland)	15,000	17,438
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 10/1/24	20,000	20,550
TMS International Holding Corp. 144A sr. unsec.
notes 7.25%, 8/15/25	15,000	12,225
TopBuild Corp. 144A company guaranty sr. unsec.
notes 5.625%, 5/1/26	10,000	10,100
U.S. Concrete, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 6/1/24	13,000	12,838
Univar Solutions USA, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 12/1/27	20,000	20,232
Valvoline, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.375%, 8/15/25	5,000	5,025
Valvoline, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.25%, 2/15/30	5,000	4,925
W. R. Grace & Co.-Conn. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/27	10,000	10,130
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.20%, 1/15/30	30,000	42,431
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95%, 2/15/31	10,000	14,220

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Basic materials cont.
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%,
3/15/32 R	$24,000	$33,199
W.R. Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/24	10,000	10,525
		865,447
Capital goods (0.8%)
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/1/27	20,000	19,850
Amsted Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 7/1/27	10,000	10,313
Amsted Industries, Inc. 144A sr. unsec.
bonds 4.625%, 5/15/30	5,000	4,944
Berry Global, Inc. company guaranty notes 5.50%,
5/15/22	3,000	3,005
Berry Global, Inc. company
guaranty unsub. notes 5.125%, 7/15/23	10,000	10,063
Berry Global, Inc. 144A company
guaranty notes 5.625%, 7/15/27	5,000	5,125
Berry Global, Inc. 144A notes 4.50%, 2/15/26	5,000	4,926
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	15,000	16,347
Bombardier, Inc. 144A sr. unsec. notes 7.875%,
4/15/27 (Canada)	10,000	6,550
Bombardier, Inc. 144A sr. unsec. notes 7.50%,
12/1/24 (Canada)	5,000	3,275
Clarios Global LP 144A company
guaranty sr. notes 6.75%, 5/15/25	10,000	10,400
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%,
7/15/29	5,000	5,186
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%,
7/15/27	10,000	10,275
Crown Americas, LLC/Crown Americas Capital Corp.
VI company guaranty sr. unsec. notes 4.75%,
2/1/26	5,000	5,095
Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	11,700
General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	30,000	31,180
GFL Environmental, Inc. 144A sr. notes 5.125%,
12/15/26 (Canada)	10,000	10,350
GFL Environmental, Inc. 144A sr. unsec.
notes 8.50%, 5/1/27 (Canada)	6,000	6,525
GFL Environmental, Inc. 144A sr. unsec.
notes 7.00%, 6/1/26 (Canada)	18,000	18,900
Great Lakes Dredge & Dock Corp. company
guaranty sr. unsec. notes 8.00%, 5/15/22	20,000	20,500
Honeywell International, Inc. sr. unsec.
bonds 3.812%, 11/21/47	55,000	67,772
Husky III Holding, Ltd. 144A sr. unsec.
notes 13.00%, 2/15/25 (Canada) ‡‡	15,000	14,438
Johnson Controls International PLC sr. unsec.
bonds 4.95%, 7/2/64	65,000	77,802
Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	10,000	11,396
L3Harris Technologies, Inc. sr. unsec.
notes 3.85%, 12/15/26	24,000	27,470
L3Harris Technologies, Inc. sr. unsec.
sub. notes 4.40%, 6/15/28	21,000	24,841
Northrop Grumman Corp. sr. unsec.
unsub. notes 3.25%, 1/15/28	60,000	67,100
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	13,000	14,221

8 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Capital goods cont.
Oshkosh Corp. sr. unsec. unsub. notes 3.10%,
3/1/30	$2,000	$2,014
Otis Worldwide Corp. 144A company
guaranty sr. unsec. notes 2.565%, 2/15/30	15,000	15,760
Owens-Brockway Glass Container, Inc. 144A
company guaranty sr. unsec. notes 6.625%, 5/13/27	5,000	5,200
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26	5,000	5,156
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. unsec. notes 8.50%, 5/15/27	10,000	10,050
Park-Ohio Industries, Inc. company
guaranty sr. unsec. notes 6.625%, 4/15/27	15,000	12,300
Raytheon Technologies Corp. sr. unsec.
unsub. notes 4.125%, 11/16/28	5,000	5,889
Raytheon Technologies Corp. 144A sr. unsec.
unsub. bonds 4.875%, 10/15/40	20,000	25,469
Raytheon Technologies Corp. 144A sr. unsec.
unsub. notes 2.50%, 12/15/22	50,000	51,826
RBS Global, Inc./Rexnord, LLC 144A sr. unsec.
notes 4.875%, 12/15/25	20,000	20,100
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	25,000	19,644
Staples, Inc. 144A sr. unsec. notes 10.75%,
4/15/27	5,000	2,938
Stevens Holding Co, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 10/1/26	20,000	20,900
Tennant Co. company guaranty sr. unsec.
unsub. notes 5.625%, 5/1/25	10,000	10,100
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.50%, 5/15/25	5,000	4,675
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26	10,000	9,110
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 5.50%, 11/15/27	15,000	13,091
TransDigm, Inc. company guaranty sr. unsec.
unsub. notes 6.50%, 7/15/24	8,000	7,638
TransDigm, Inc. 144A company
guaranty sr. notes 6.25%, 3/15/26	30,000	29,926
Waste Connections, Inc. sr. unsec.
sub. bonds 3.50%, 5/1/29	30,000	33,689
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%,
2/15/26	20,000	19,090
WESCO Distribution, Inc. 144A company
guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	10,000	10,575
WESCO Distribution, Inc. 144A company
guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	5,000	5,266
		859,955
Communication services (1.7%)
American Tower Corp. sr. unsec. bonds 3.125%,
1/15/27 R	8,000	8,753
American Tower Corp. sr. unsec. sub. notes 2.75%,
1/15/27 R	100,000	107,397
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	12,000	14,063
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	160,000	183,033
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	41,000	44,622
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	9,000	10,494
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	92,311
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 5/1/26	15,000	15,530

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Communication services cont.
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. bonds 5.375%, 6/1/29	$40,000	$42,200
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. bonds 4.50%, 5/1/32	10,000	10,125
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. bonds 4.50%, 8/15/30	5,000	5,100
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. notes 5.75%, 2/15/26	10,000	10,343
Charter Communications Operating, LLC/Charter
Communications Operating Capital company
guaranty sr. sub. bonds 6.484%, 10/23/45	3,000	3,967
Charter Communications Operating, LLC/Charter
Communications Operating Capital company
guaranty sr. sub. bonds 4.80%, 3/1/50	10,000	11,068
Charter Communications Operating, LLC/Charter
Communications Operating Capital company
guaranty sr. sub. notes 4.908%, 7/23/25	4,000	4,584
Charter Communications Operating, LLC/Charter
Communications Operating Capital C company
guaranty sr. sub. bonds 5.375%, 5/1/47	22,000	25,980
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.999%, 11/1/49	7,000	8,453
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.969%, 11/1/47	92,000	110,646
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	17,000	25,858
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	19,000	21,796
CommScope Technologies, LLC 144A company
guaranty sr. unsec. notes 6.00%, 6/15/25	10,000	9,657
Cox Communications, Inc. 144A sr. unsec.
bonds 3.50%, 8/15/27	25,000	27,599
Crown Castle International Corp. sr. unsec.
bonds 3.80%, 2/15/28 R	25,000	28,100
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	34,000	37,996
Crown Castle International Corp. sr. unsec.
notes 4.875%, 4/15/22 R	7,000	7,523
Crown Castle International Corp. sr. unsec.
unsub. bonds 3.70%, 6/15/26 R	35,000	38,979
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%,
6/1/24	63,000	66,308
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%,
11/15/21	43,000	45,043
Deutsche Telekom International Finance BV company
guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30
(Netherlands)	73,000	114,198
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24	35,000	34,825
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R	5,000	5,455
Equinix, Inc. sr. unsec. sub. notes 3.20%,
11/18/29 R	15,000	16,313
Equinix, Inc. sr. unsec. unsub. notes 5.875%,
1/15/26 R	5,000	5,262
Frontier Communications Corp. sr. unsec.
notes 10.50%, 9/15/22 (In default) †	20,000	6,900
Frontier Communications Corp. 144A company
guaranty notes 8.50%, 4/1/26	10,000	9,450
Intelsat Jackson Holdings SA 144A sr. unsec.
notes 9.75%, 7/15/25 (Luxembourg) (In default) †	25,000	15,125
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 4.625%, 9/15/27	10,000	10,075

Putnam VT Global Asset Allocation Fund 9

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Communication services cont.
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 4.25%, 7/1/28	$10,000	$9,989
Quebecor Media, Inc. sr. unsec.
unsub. notes 5.75%, 1/15/23 (Canada)	3,000	3,139
Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 3/15/43
(Canada)	85,000	103,653
Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28	25,000	30,438
Sprint Corp. company guaranty sr. unsec.
notes 7.625%, 3/1/26	10,000	11,804
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23	38,000	42,798
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21	17,000	17,822
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.375%, 3/1/25	10,000	10,275
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.00%, 3/1/23	5,000	5,020
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27	15,000	15,788
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 4.00%, 4/15/22	5,000	5,120
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. bonds 4.75%, 2/1/28	25,000	26,410
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 4.50%, 2/1/26	5,000	5,060
T-Mobile USA, Inc. 144A company
guaranty sr. notes 3.875%, 4/15/30	24,000	26,711
T-Mobile USA, Inc. 144A company
guaranty sr. notes 3.75%, 4/15/27	57,000	63,166
TCI Communications, Inc. sr. unsec.
unsub. notes 7.125%, 2/15/28	65,000	90,401
Verizon Communications, Inc. sr. unsec.
unsub. bonds 5.25%, 3/16/37	30,000	40,163
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.40%, 11/1/34	65,000	80,068
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.329%, 9/21/28	135,000	162,475
Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/22 (Canada)	20,000	20,675
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	25,000	25,940
Zayo Group Holdings, Inc. 144A sr. unsec.
notes 6.125%, 3/1/28	5,000	4,863
		2,036,909
Consumer cyclicals (2.1%)
Alimentation Couche-Tard, Inc. 144A company
guaranty sr. unsec. notes 3.55%, 7/26/27
(Canada)	25,000	26,781
Alimentation Couche-Tard, Inc. 144A sr. unsec.
notes 2.95%, 1/25/30 (Canada)	14,000	14,516
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	90,000	103,003
Amazon.com, Inc. sr. unsec. unsub. notes 3.30%,
12/5/21	75,000	77,896
American Builders & Contractors Supply Co., Inc.
144A company guaranty sr. unsec. notes 5.875%,
5/15/26	5,000	4,950
American Builders & Contractors Supply Co., Inc.
144A sr. notes 4.00%, 1/15/28	5,000	4,859

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Consumer cyclicals cont.
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.95%, 8/14/28	$35,000	$39,514
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.40%, 8/13/21	10,000	10,265
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 2.00%, 4/11/21	40,000	40,351
Boyd Gaming Corp. company guaranty sr. unsec.
notes 6.00%, 8/15/26	5,000	4,674
Boyd Gaming Corp. company guaranty sr. unsec.
unsub. notes 6.375%, 4/1/26	10,000	9,500
Boyd Gaming Corp. 144A company
guaranty sr. unsec. notes 4.75%, 12/1/27	5,000	4,300
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%,
6/1/25	5,000	5,225
Brookfield Residential
Properties, Inc./Brookfield Residential US Corp.
144A company guaranty sr. unsec. notes 6.25%,
9/15/27 (Canada)	10,000	9,563
Carnival Corp. 144A sr. notes 11.50%, 4/1/23	5,000	5,425
Carriage Services, Inc. 144A sr. unsec.
notes 6.625%, 6/1/26	15,000	15,675
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 6/1/23	19,000	16,055
Clear Channel Outdoor Holdings, Inc. 144A company
guaranty sr. notes 5.125%, 8/15/27	10,000	9,600
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. notes 9.25%, 2/15/24	8,000	7,421
Constellation Merger Sub, Inc. 144A sr. unsec.
notes 8.50%, 9/15/25	15,000	12,000
Cornerstone Building Brands, Inc. 144A company
guaranty sr. unsec. sub. notes 8.00%, 4/15/26	3,000	3,023
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A
company guaranty sr. unsec. notes 5.25%,
10/15/25	20,000	17,400
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. notes 5.375%, 8/15/26	15,000	10,856
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. unsec. notes 6.625%,
8/15/27	25,000	13,313
Discovery Communications, LLC company
guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	6,000	6,557
Dollar General Corp. sr. unsec. sub. notes 3.25%,
4/15/23	65,000	69,403
Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21	40,000	42,252
Ecolab, Inc. sr. unsec. unsub. notes 3.25%,
12/1/27	70,000	79,329
Eldorado Resorts, Inc. company
guaranty sr. unsec. unsub. notes 7.00%, 8/1/23	5,000	5,075
Entercom Media Corp. 144A company
guaranty notes 6.50%, 5/1/27	10,000	8,975
Entercom Media Corp. 144A company
guaranty sr. unsec. notes 7.25%, 11/1/24	15,000	13,050
Ford Motor Co. sr. unsec. unsub. notes 9.00%,
4/22/25	5,000	5,411
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25	5,000	5,294
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23	10,000	10,888
Gartner, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/25	10,000	10,241
General Motors Co. sr. unsec. notes 6.125%,
10/1/25	10,000	11,237

10 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Consumer cyclicals cont.
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	$73,000	$75,779
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	22,000	22,936
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	10,454
Global Payments, Inc. sr. unsec. notes 2.90%,
5/15/30	13,000	13,642
Global Payments, Inc. sr. unsec.
unsub. notes 4.00%, 6/1/23	55,000	59,624
Gray Television, Inc. 144A sr. unsec.
notes 7.00%, 5/15/27	20,000	20,600
GW B-CR Security Corp. 144A sr. unsec.
notes 9.50%, 11/1/27 (Canada)	13,000	13,748
Hanesbrands, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 5/15/25	5,000	5,056
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	10,000	9,950
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27	27,000	26,359
Howard Hughes Corp. (The) 144A sr. unsec.
notes 5.375%, 3/15/25	15,000	13,959
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%,
3/15/26	47,000	49,453
iHeartCommunications, Inc. company
guaranty sr. notes 6.375%, 5/1/26	11,208	11,096
iHeartCommunications, Inc. company
guaranty sr. unsec. notes 8.375%, 5/1/27	17,189	15,728
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)	5,000	5,869
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	81,000	90,720
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	5,000	5,525
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	70,000	81,364
Iron Mountain, Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 3/15/28 R	5,000	4,975
Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 9/15/27 R	20,000	19,550
JELD-WEN, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 12/15/27	10,000	9,600
JELD-WEN, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 12/15/25	10,000	9,600
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25	5,000	5,219
L Brands, Inc. company guaranty sr. unsec.
bonds 6.75%, perpetual maturity	5,000	4,100
L Brands, Inc. company guaranty sr. unsec.
notes 7.50%, perpetual maturity	15,000	13,181
L Brands, Inc. 144A company
guaranty sr. notes 6.875%, 7/1/25	5,000	5,163
Lennar Corp. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/24	5,000	5,464
Levi Strauss & Co. 144A sr. unsec.
unsub. notes 5.00%, 5/1/25	5,000	5,019
Lions Gate Capital Holdings, LLC 144A company
guaranty sr. unsec. notes 5.875%, 11/1/24	10,000	9,450
Lions Gate Capital Holdings, LLC 144A sr. unsec.
notes 6.375%, 2/1/24	10,000	9,750

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24	$5,000	$4,500
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26	10,000	9,100
Live Nation Entertainment, Inc. 144A
sr. notes 6.50%, 5/15/27	5,000	5,150
Macy’s, Inc. 144A company guaranty sr. unsec.
notes 8.375%, 6/15/25	5,000	4,977
Marriott International, Inc. sr. unsec.
bonds 4.625%, 6/15/30	15,000	15,564
Marriott International, Inc. sr. unsec.
notes Ser. EE, 5.75%, 5/1/25	8,000	8,691
Masonite International Corp. 144A company
guaranty sr. unsec. notes 5.375%, 2/1/28	5,000	5,113
Mattamy Group Corp. 144A sr. unsec. notes 5.25%,
12/15/27 (Canada)	15,000	14,925
Mattamy Group Corp. 144A sr. unsec. notes 4.625%,
3/1/30 (Canada)	10,000	9,600
Mattel, Inc. 144A company guaranty sr. unsec.
notes 5.875%, 12/15/27	15,000	15,450
Meredith Corp. company guaranty sr. unsec.
notes 6.875%, 2/1/26	20,000	16,700
Meredith Corp. 144A company guaranty sr. unsec.
notes 6.50%, 7/1/25	10,000	9,900
Navistar International Corp. 144A company
guaranty sr. notes 9.50%, 5/1/25	10,000	10,716
Navistar International Corp. 144A sr. unsec.
notes 6.625%, 11/1/25	20,000	18,950
Nexstar Broadcasting, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 8/1/24	15,000	15,113
Nexstar Escrow, Inc. 144A sr. unsec.
notes 5.625%, 7/15/27	15,000	14,888
Nielsen Co. Luxembourg SARL (The) 144A company
guaranty sr. unsec. notes 5.00%, 2/1/25
(Luxembourg)	15,000	14,738
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. sub. notes 5.00%,
4/15/22	20,000	19,929
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25	10,000	10,761
Omnicom Group, Inc. company guaranty sr. unsec.
unsub. notes 3.60%, 4/15/26	65,000	72,534
Outfront Media Capital, LLC/Outfront Media
Capital Corp. 144A company guaranty sr. unsec.
notes 6.25%, 6/15/25	10,000	10,066
Penn National Gaming, Inc. 144A sr. unsec.
notes 5.625%, 1/15/27	10,000	9,329
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 10/1/22	14,000	14,000
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.375%, 12/1/24	10,000	9,975
Prime Security Services Borrower, LLC/Prime
Finance, Inc. 144A notes 6.25%, 1/15/28	10,000	9,425
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32	20,000	25,050
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 3/1/26	25,000	27,265
Refinitiv US Holdings, Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26	10,000	10,600
S&P Global, Inc. company guaranty sr. unsec.
bonds 2.50%, 12/1/29	30,000	32,431

Putnam VT Global Asset Allocation Fund 11

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Consumer cyclicals cont.
S&P Global, Inc. company guaranty sr. unsec.
unsub. notes 2.95%, 1/22/27	$15,000	$16,490
Sabre GLBL, Inc. 144A company
guaranty sr. notes 9.25%, 4/15/25	15,000	15,806
Scientific Games International, Inc. 144A company
guaranty sr. unsec. notes 7.25%, 11/15/29	15,000	12,000
Scientific Games International, Inc. 144A
sr. unsec. notes 7.00%, 5/15/28	5,000	4,000
Scotts Miracle-Gro, Co. (The) company
guaranty sr. unsec. notes 4.50%, 10/15/29	15,000	15,431
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. bonds 5.50%, 3/1/30	10,000	9,250
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.50%, 7/1/29	5,000	5,263
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	70,000	71,400
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27	15,000	13,406
Six Flags Theme Parks, Inc. 144A company
guaranty sr. notes 7.00%, 7/1/25	10,000	10,338
Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6.125%, 12/15/24	10,000	10,275
Spectrum Brands, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 10/1/29	5,000	4,938
Standard Industries, Inc. 144A sr. unsec.
notes 5.375%, 11/15/24	25,000	25,688
Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	35,000	35,438
Station Casinos, LLC 144A sr. unsec. notes 4.50%,
2/15/28	10,000	8,463
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A company
guaranty sr. unsub. notes 5.875%, 5/15/25	10,000	9,750
Terrier Media Buyer, Inc. 144A company
guaranty sr. unsec. notes 8.875%, 12/15/27	20,000	19,175
Townsquare Media, Inc. 144A company
guaranty sr. unsec. notes 6.50%, 4/1/23	10,000	8,600
TRI Pointe Group, Inc. sr. unsec. notes 5.70%,
6/15/28	5,000	5,075
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
company guaranty sr. unsec. unsub. notes 5.875%,
6/15/24	5,000	5,135
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%,
8/16/21	30,000	30,749
Univision Communications, Inc. 144A company
guaranty sr. notes 9.50%, 5/1/25	5,000	5,300
Univision Communications, Inc. 144A company
guaranty sr. notes 6.625%, 6/1/27	10,000	9,550
Univision Communications, Inc. 144A company
guaranty sr. sub. notes 5.125%, 2/15/25	15,000	14,128
ViacomCBS, Inc. company guaranty sr. unsec.
bonds 4.20%, 6/1/29	24,000	26,897
ViacomCBS, Inc. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27	22,000	23,094
ViacomCBS, Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/26	12,000	13,434
Walt Disney Co. (The) company guaranty sr. unsec.
bonds 7.75%, 12/1/45	40,000	67,669
Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6.00%, 2/1/23	10,000	9,925

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Werner FinCo LP/Werner FinCo, Inc. 144A company
guaranty sr. unsec. notes 8.75%, 7/15/25	$20,000	$17,000
WMG Acquisition Corp. 144A company
guaranty sr. unsec. notes 5.50%, 4/15/26	5,000	5,174
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26	10,000	9,625
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 5/15/25	5,000	5,238
Wyndham Hotels & Resorts, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 4/15/26	10,000	9,625
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27	15,000	12,968
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. bonds 5.125%,
10/1/29	15,000	13,406
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. notes 7.75%,
4/15/25	5,000	5,036
		2,396,989
Consumer staples (0.6%)
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 5.00%, 10/15/25 (Canada)	15,000	14,906
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 4.375%, 1/15/28 (Canada)	5,000	4,901
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 3.875%, 1/15/28 (Canada)	10,000	9,688
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.875%, 2/15/30	5,000	5,116
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.625%, 1/15/27	15,000	15,000
Albertsons Cos., LLC/Safeway, Inc./New Albertsons
LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	10,800
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev
Worldwide, Inc. company guaranty sr. unsec.
unsub. notes 3.65%, 2/1/26	35,000	39,298
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	13,000	17,331
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	15,000	18,124
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	13,000	14,752
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 2.50%, 7/15/22	16,000	16,618
Ascend Learning, LLC 144A sr. unsec.
notes 6.875%, 8/1/25	15,000	15,111
Ascend Learning, LLC 144A sr. unsec.
notes 6.875%, 8/1/25	5,000	5,025
Brand Energy & Infrastructure Services, Inc. 144A
sr. unsec. notes 8.50%, 7/15/25	20,000	18,000
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	2,707	3,054
Energizer Holdings, Inc. 144A company
guaranty sr. unsec. sub. notes 6.375%, 7/15/26	5,000	5,170
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	64,052
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	69,748
Fresh Market, Inc. (The) 144A company
guaranty sr. notes 9.75%, 5/1/23	10,000	8,450

12 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Consumer staples cont.
Go Daddy Operating Co, LLC/GD Finance Co., Inc.
144A company guaranty sr. unsec. notes 5.25%,
12/1/27	$5,000	$5,088
Golden Nugget, Inc. 144A company
guaranty sr. unsec. sub. notes 8.75%, 10/1/25	15,000	8,475
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%,
10/15/24	20,000	14,375
IRB Holding Corp. 144A company
guaranty sr. notes 7.00%, 6/15/25	5,000	5,154
Itron, Inc. 144A company guaranty sr. unsec.
notes 5.00%, 1/15/26	10,000	9,963
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	27,000	32,385
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	24,000	27,673
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	8,000	8,718
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.25%, 6/1/26	15,000	15,375
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.00%, 6/1/24	15,000	15,281
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 4.75%, 6/1/27	10,000	10,250
Kraft Heinz Co. (The) company guaranty sr. unsec.
notes 5.00%, 7/15/35	15,000	16,504
Kraft Heinz Co. (The) company guaranty sr. unsec.
notes 3.00%, 6/1/26	15,000	15,118
Kraft Heinz Co. (The) 144A company
guaranty sr. unsec. notes 3.875%, 5/15/27	3,000	3,135
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 5/15/28	10,000	10,595
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	37,000	38,295
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	5,000	5,188
Match Group, Inc. 144A sr. unsec. bonds 5.00%,
12/15/27	15,000	15,608
Match Group, Inc. 144A sr. unsec.
unsub. notes 4.625%, 6/1/28	5,000	5,044
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	5,000	5,800
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000	10,693
Netflix, Inc. sr. unsec. unsub. notes 5.875%,
11/15/28	20,000	22,775
Netflix, Inc. 144A sr. unsec. bonds 5.375%,
11/15/29	5,000	5,476
Netflix, Inc. 144A sr. unsec. bonds 4.875%,
6/15/30	5,000	5,363
Newell Brands, Inc. sr. unsec. notes 4.875%,
6/1/25	5,000	5,236
Newell Brands, Inc. sr. unsec.
unsub. notes 4.70%, 4/1/26	10,000	10,494
Rite Aid Corp. 144A company guaranty sr. unsec.
sub. notes 7.50%, 7/1/25	5,000	5,000
Rite Aid Corp. 144A company guaranty sr. unsec.
unsub. notes 6.125%, 4/1/23	10,000	9,725
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%,
1/15/30	5,000	5,075
		703,005

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Energy (1.4%)
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.375%, 11/1/21	$11,000	$10,175
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.125%, 12/1/22	6,000	4,335
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	10,000	8,216
Apache Corp. sr. unsec. unsub. notes 4.375%,
10/15/28	10,000	8,831
Apache Corp. sr. unsec. unsub. notes 3.25%,
4/15/22	23,000	22,256
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 10.00%,
4/1/22	11,000	9,378
Baytex Energy Corp. 144A company
guaranty sr. unsec. sub. notes 5.625%, 6/1/24
(Canada)	5,000	3,050
BP Capital Markets America, Inc. company
guaranty sr. unsec. notes 3.119%, 5/4/26	70,000	76,509
BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 3.279%, 9/19/27
(United Kingdom)	35,000	38,065
California Resources Corp. 144A company
guaranty notes 8.00%, 12/15/22 (In default) †	11,000	378
Cenovus Energy, Inc. sr. unsec. bonds 6.75%,
11/15/39 (Canada)	10,000	9,787
ChampionX corp. company guaranty sr. unsec.
notes 6.375%, 5/1/26	15,000	13,939
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.875%, 3/31/25	10,000	11,208
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	27,000	29,670
Comstock Escrow Corp. company guaranty sr. unsec.
sub. notes 9.75%, 8/15/26	5,000	4,675
Comstock Resources, Inc. company
guaranty sr. unsec. sub. notes 9.75%, 8/15/26	5,000	4,663
Comstock Resources, Inc. 144A company
guaranty sr. unsec. notes 7.50%, 5/15/25	10,000	9,063
Concho Resources, Inc. company
guaranty sr. unsec. notes 3.75%, 10/1/27	34,000	36,220
Continental Resources, Inc. company
guaranty sr. unsec. notes 4.375%, 1/15/28	5,000	4,401
Continental Resources, Inc. company
guaranty sr. unsec. sub. notes 5.00%, 9/15/22	5,000	4,900
Continental Resources, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	10,000	9,572
DCP Midstream Operating LP company
guaranty sr. unsec. notes 5.625%, 7/15/27	10,000	10,050
DCP Midstream Operating LP 144A company
guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	15,000	13,500
Denbury Resources, Inc. 144A company
guaranty notes 9.00%, 5/15/21 (In default) †	7,000	2,678
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%,
4/15/32	5,000	5,795
Devon Energy Corp. sr. unsec.
unsub. bonds 7.875%, 9/30/31	5,000	5,868
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%,
7/15/41	5,000	4,881
Diamondback Energy, Inc. company
guaranty sr. unsec. notes 3.25%, 12/1/26	15,000	15,082
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	10,000	10,294

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Energy cont.
Diamondback Energy, Inc. sr. unsec. notes 4.75%,
5/31/25	$5,000	$5,350
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	20,000	19,200
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. notes 6.625%, 7/15/25	10,000	10,078
Energy Transfer Operating LP company
guaranty sr. unsec. bonds 3.75%, 5/15/30	30,000	29,798
Energy Transfer Operating LP company
guaranty sr. unsec. notes 5.875%, 1/15/24	16,000	17,813
Energy Transfer Operating LP company
guaranty sr. unsec. notes 2.90%, 5/15/25	7,000	7,151
Energy Transfer Operating LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	101,000	77,285
Energy Transfer Operating LP sr. unsec.
unsub. bonds 6.125%, 12/15/45	6,000	6,184
Energy Transfer Operating LP sr. unsec.
unsub. notes 5.20%, 2/1/22	25,000	26,188
EOG Resources, Inc. sr. unsec.
unsub. notes 2.625%, 3/15/23	50,000	52,385
Equinor ASA company guaranty sr. unsec.
notes 5.10%, 8/17/40 (Norway)	40,000	54,061
Equinor ASA company guaranty sr. unsec.
unsub. notes 2.90%, 11/8/20 (Norway)	30,000	30,241
Exxon Mobil Corp. sr. unsec. unsub. notes
2.222%, 3/1/21	115,000	116,322
Hess Midstream Operations LP 144A company
guaranty sr. unsec. notes 5.125%, 6/15/28	10,000	9,624
Hess Midstream Operations LP 144A company
guaranty sr. unsec. sub. notes 5.625%, 2/15/26	20,000	19,790
Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.00%, 2/1/28	5,000	4,763
Indigo Natural Resources, LLC 144A sr. unsec.
notes 6.875%, 2/15/26	10,000	9,300
Marathon Petroleum Corp. sr. unsec.
unsub. notes 6.50%, 3/1/41	25,000	30,945
MEG Energy Corp. 144A notes 6.50%, 1/15/25
(Canada)	17,000	15,863
MEG Energy Corp. 144A sr. unsec. notes 7.125%,
2/1/27 (Canada)	5,000	4,156
Nabors Industries, Inc. company
guaranty sr. unsec. notes 5.75%, 2/1/25	15,000	6,075
Nabors Industries, Ltd. 144A company
guaranty sr. unsec. notes 7.50%, 1/15/28	5,000	3,075
Nabors Industries, Ltd. 144A company
guaranty sr. unsec. notes 7.25%, 1/15/26	5,000	3,075
Newfield Exploration Co. sr. unsec.
unsub. notes 5.75%, 1/30/22	25,000	25,048
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41	5,000	4,875
Noble Energy, Inc. sr. unsec. sub. notes 3.90%,
11/15/24	5,000	5,030
Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	5,000	100
Noble Holding International, Ltd. 144A company
guaranty sr. unsec. notes 7.875%, 2/1/26	5,000	1,300
Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 3/15/22	9,000	1,485
Oasis Petroleum, Inc. 144A sr. unsec.
notes 6.25%, 5/1/26	5,000	825

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Energy cont.
Occidental Petroleum Corp. sr. unsec.
notes 2.90%, 8/15/24	$5,000	$4,272
Occidental Petroleum Corp. sr. unsec.
sub. notes 6.45%, 9/15/36	10,000	8,450
Occidental Petroleum Corp. sr. unsec.
sub. notes 4.85%, 3/15/21	5,000	4,963
Occidental Petroleum Corp. sr. unsec.
unsub. notes 3.50%, 6/15/25	5,000	4,225
Occidental Petroleum Corp. sr. unsec.
unsub. notes Ser. 1, 4.10%, 2/1/21	20,000	20,080
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27
(Brazil)	39,000	43,437
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%, 3/17/24
(Brazil)	80,000	85,500
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.125%, 1/17/22
(Brazil)	9,000	9,394
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.999%, 1/27/28
(Brazil)	8,000	8,370
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.299%, 1/27/25
(Brazil)	2,000	2,078
Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6.00%, 11/15/26
(Venezuela) (In default) †	40,000	960
Petroleos Mexicanos 144A company
guaranty sr. unsec. bonds 7.69%, 1/23/50
(Mexico)	37,000	30,877
Petroleos Mexicanos 144A company
guaranty sr. unsec. bonds 6.84%, 1/23/30
(Mexico)	54,000	47,534
Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 7.125%, 1/15/26
(Canada)	15,000	9,600
Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4.50%, 11/1/23	9,000	9,641
Sabine Pass Liquefaction, LLC sr. notes 5.00%,
3/15/27	8,000	8,951
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%, 5/10/26
(Netherlands)	70,000	76,785
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	10,000	5,375
SM Energy Co. sr. unsec. unsub. notes 6.75%,
9/15/26	10,000	5,029
SM Energy Co. sr. unsec. unsub. notes 6.125%,
11/15/22	4,000	2,920
Spectra Energy Partners LP sr. unsec.
notes 3.375%, 10/15/26	36,000	38,736
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.50%, 1/15/28	15,000	12,975
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 6.875%, 1/15/29	5,000	5,238
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 6.50%, 7/15/27	5,000	5,013

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Energy cont.
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	$30,000	$28,212
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A sr. unsec.
bonds 5.50%, 3/1/30	5,000	4,828
Total Capital International SA company
guaranty sr. unsec. unsub. notes 2.75%, 6/19/21
(France)	115,000	117,621
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	10,000	9,825
Transocean Pontus, Ltd. 144A company
guaranty sr. notes 6.125%, 8/1/25
(Cayman Islands)	4,175	3,653
Transocean Poseidon, Ltd. 144A company
guaranty sr. notes 6.875%, 2/1/27	10,000	8,500
Transocean, Inc. company guaranty sr. unsec.
unsub. bonds 7.50%, 4/15/31	5,000	1,400
USA Compression Partners LP/USA Compression
Finance Corp. company guaranty sr. unsec.
notes 6.875%, 4/1/26	10,000	9,663
USA Compression Partners LP/USA Compression
Finance Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 9/1/27	5,000	4,800
Valaris PLC sr. unsec. notes 7.75%, 2/1/26
(United Kingdom) (In default) †	5,000	375
Viper Energy Partners LP 144A company
guaranty sr. unsec. notes 5.375%, 11/1/27	5,000	4,905
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	10,000	11,100
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30	5,000	4,400
WPX Energy, Inc. sr. unsec. sub. notes 5.875%,
6/15/28	10,000	9,610
WPX Energy, Inc. sr. unsec. sub. notes 5.25%,
10/15/27	10,000	9,342
		1,663,461
Financials (3.5%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	10,000	9,300
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	30,000	30,000
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21	50,000	50,007
Air Lease Corp. sr. unsec. sub. bonds 4.625%,
10/1/28	29,000	29,668
Air Lease Corp. sr. unsec. sub. notes 3.25%,
10/1/29	9,000	8,550
Alliant Holdings Intermediate, LLC/Alliant
Holdings Co-Issuer 144A sr. unsec. notes 6.75%,
10/15/27	5,000	4,983
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	29,000	37,419
Ally Financial, Inc. sub. unsec. notes 5.75%,
11/20/25	10,000	10,700
American Express Co. sr. unsec. notes 2.65%,
12/2/22	20,000	20,948
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	38,000	48,450
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	46,000	48,933
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	5,000	5,373
Bank of America Corp. sr. unsec. FRN Ser. MTN,
2.496%, 2/13/31	5,000	5,242

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Financials cont.
Bank of America Corp. unsec. sub. notes
6.11%, 1/29/37	$195,000	$276,726
Bank of Montreal sr. unsec. unsub. notes Ser. D,
3.10%, 4/13/21 (Canada)	30,000	30,651
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32
(Canada)	2,000	2,153
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	37,479
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	94,000	95,976
Camden Property Trust sr. unsec.
unsub. notes 4.875%, 6/15/23 R	65,000	71,101
Cantor Fitzgerald LP 144A unsec. notes 6.50%,
6/17/22	20,000	21,217
CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	5,000	5,631
CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23	10,000	10,188
CIT Group, Inc. sr. unsec. unsub. notes 5.25%,
3/7/25	18,000	18,649
CIT Group, Inc. sr. unsec. unsub. notes 5.00%,
8/15/22	2,000	2,043
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	227,130
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	58,000	58,405
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%,
1/10/28	50,000	56,360
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	12,720
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	37,000	42,242
CNO Financial Group, Inc. sr. unsec. notes 5.25%,
5/30/29	10,000	10,717
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	10,000	11,068
Commonwealth Bank of Australia 144A sr. unsec.
notes 3.15%, 9/19/27 (Australia)	75,000	83,731
Commonwealth Bank of Australia 144A unsec.
notes 2.20%, 11/9/20 (Australia)	147,000	147,834
Digital Realty Trust LP company
guaranty sr. unsec. bonds 4.45%, 7/15/28 R	15,000	17,977
Diversified Healthcare Trust company
guaranty sr. unsec. notes 9.75%, 6/15/25 R	20,000	21,475
ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R	10,000	9,600
Fairfax Financial Holdings, Ltd. sr. unsec.
notes 4.85%, 4/17/28 (Canada)	40,000	42,845
Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 8/13/24	30,000	30,837
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	11,000	9,570
Five Corners Funding Trust 144A sr. unsec.
bonds 4.419%, 11/15/23	135,000	150,166
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.25%, 4/15/25	15,000	14,850
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.125%, 11/15/24	5,000	4,850
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 5.25%, 6/1/25	10,000	10,874
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	20,000	21,852
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 12/1/24 (Canada)	10,000	9,700

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Financials cont.
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	$87,000	$101,223
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 2/7/30	18,000	18,866
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 12/27/20	163,000	164,710
Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6.75%, 10/1/37	24,000	34,738
HUB International, Ltd. 144A sr. unsec.
notes 7.00%, 5/1/26	20,000	19,958
Huntington Bancshares, Inc. unsec. notes 4.35%,
2/4/23	40,000	42,989
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24	10,000	10,075
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 5/15/26	10,000	10,007
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5.25%, 5/15/27	5,000	4,825
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 4.75%, 9/15/24	5,000	4,701
International Lease Finance Corp. sr. unsec.
unsub. notes 5.875%, 8/15/22	14,000	14,490
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24 R	15,000	14,006
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25 R	15,000	13,575
iStar, Inc. sr. unsec. unsub. notes 5.25%,
9/15/22 R	5,000	4,850
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	17,000	17,397
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH,
4.60%, perpetual maturity	84,000	74,971
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W,
(BBA LIBOR USD 3 Month + 1.00%), 1.392%, 5/15/47	13,000	9,047
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	300,000	366,894
JPMorgan Chase & Co. unsec. sub. FRB 2.956%,
5/13/31	8,000	8,485
KKR Group Finance Co. III, LLC 144A company
guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	36,080
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A sr. unsec.
notes 4.25%, 2/1/27 R	10,000	8,000
LPL Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 9/15/25	20,000	20,250
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%,
7/29/20 (Australia)	40,000	40,075
Marsh & McLennan Cos., Inc. sr. unsec.
sub. notes 4.375%, 3/15/29	22,000	26,196
Morgan Stanley sr. unsec. unsub. notes 4.375%,
1/22/47	40,000	51,534
Morgan Stanley sr. unsec. unsub. notes 3.625%,
1/20/27	185,000	208,873
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 9.125%, 7/15/26	5,000	5,288
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 8.125%, 7/15/23	10,000	10,263
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 6.00%, 1/15/27	10,000	9,500

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Financials cont.
Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4.875%,
4/15/45	$30,000	$31,652
Prologis LP sr. unsec. unsub. notes 2.25%,
4/15/30 R	10,000	10,530
Prologis LP sr. unsec. unsub. notes 2.125%,
4/15/27 R	4,000	4,208
Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25	15,000	14,025
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	17,000	18,063
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	38,000	38,713
Regions Financial Corp. sr. unsec.
unsub. notes 2.75%, 8/14/22	45,000	46,861
Royal Bank of Canada unsec. sub. notes Ser. GMTN,
4.65%, 1/27/26 (Canada)	45,000	52,397
Service Properties Trust company
guaranty sr. unsec. unsub. notes 7.50%, 9/15/25 R	5,000	5,268
Springleaf Finance Corp. company
guaranty sr. unsec. notes 8.875%, 6/1/25	5,000	5,345
Springleaf Finance Corp. company
guaranty sr. unsec. sub. notes 7.125%, 3/15/26	5,000	5,175
Springleaf Finance Corp. company
guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	4,950
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	10,000	10,259
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 5.375%,
11/15/29	15,000	14,025
Starwood Property Trust, Inc. sr. unsec.
notes 4.75%, 3/15/25 R	15,000	13,650
Swiss Re Treasury US Corp. 144A company
guaranty sr. unsec. notes 4.25%, 12/6/42	90,000	110,033
Taylor Morrison Communities, Inc. 144A sr. unsec.
notes 5.75%, 1/15/28	5,000	5,150
TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 11.125%, 4/1/23	10,000	8,350
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	58,000	65,252
Truist Financial Corp. jr. unsec. sub. FRB
Ser. N, 4.80%, 12/31/99	10,000	9,211
UBS Group AG 144A sr. unsec. notes 3.491%,
5/23/23 (Switzerland)	200,000	209,000
USIS Merger Sub, Inc. 144A sr. unsec.
notes 6.875%, 5/1/25	20,000	20,175
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	6,000	6,225
Wells Fargo & Co. sr. unsec. notes Ser. GMTN,
2.60%, 7/22/20	80,000	80,098
Westpac Banking Corp. unsec. sub. bonds 4.421%,
7/24/39 (Australia)	3,000	3,537
Willis Towers Watson PLC company
guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	55,000	56,757
		4,076,965
Health care (1.3%)
AbbVie, Inc. 144A sr. unsec. notes 3.45%, 3/15/22	26,000	27,042
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29	163,000	179,364
AbbVie, Inc. 144A sr. unsec. sub. notes 3.80%,
3/15/25	15,000	16,643

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Health care cont.
Air Methods Corp. 144A sr. unsec. notes 8.00%,
5/15/25	$15,000	$10,575
Bausch Health Americas, Inc. 144A sr. unsec.
notes 8.50%, 1/31/27	15,000	16,013
Bausch Health Cos., Inc. 144A company
guaranty sr. notes 5.50%, 11/1/25	10,000	10,250
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 1/30/30	5,000	4,744
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.25%, 5/30/29	10,000	10,500
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.00%, 1/15/28	5,000	5,150
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.25%, 2/15/29	10,000	10,050
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25	40,000	40,571
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 5.00%, 1/30/28	5,000	4,707
Bausch Health Cos., Inc. 144A company
guaranty sr. unsub. notes 7.00%, 3/15/24	15,000	15,563
Becton Dickinson and Co. sr. unsec. notes 2.823%,
5/20/30	10,000	10,581
Bristol-Myers Squibb Co. 144A sr. unsec.
bonds 3.40%, 7/26/29	19,000	22,135
Bristol-Myers Squibb Co. 144A sr. unsec.
notes 2.90%, 7/26/24	81,000	87,621
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	25,000	26,375
Centene Corp. sr. unsec. unsub. notes 4.75%,
5/15/22	20,000	20,225
Centene Corp. 144A sr. unsec. notes 5.375%,
8/15/26	5,000	5,201
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25	5,000	5,148
Centene Escrow I Corp. 144A sr. unsec.
notes 5.375%, 6/1/26	5,000	5,183
CHS/Community Health Systems, Inc. company
guaranty sr. notes 6.25%, 3/31/23	40,000	37,650
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 8.00%, 3/15/26	5,000	4,726
CHS/Community Health Systems, Inc. 144A company
guaranty sub. notes 8.125%, 6/30/24	13,000	8,710
CHS/Community Health Systems, Inc. 144A
sr. notes 6.625%, 2/15/25	15,000	14,100
Cigna Corp. company guaranty sr. unsec.
unsub. notes 3.75%, 7/15/23	50,000	54,274
CVS Health Corp. sr. unsec. unsub. notes 4.78%,
3/25/38	99,000	123,018
CVS Health Corp. sr. unsec. unsub. notes 3.70%,
3/9/23	40,000	42,957
CVS Pass-Through Trust 144A sr. mtge.
notes 4.704%, 1/10/36	40,284	43,103
DH Europe Finance II Sarl company
guaranty sr. unsec. bonds 3.40%, 11/15/49
(Luxembourg)	15,000	16,675
Elanco Animal Health, Inc. sr. unsec.
notes Ser. WI, 5.65%, 8/28/28	10,000	11,088
HCA, Inc. company guaranty sr. bonds 5.25%,
6/15/26	15,000	17,330
HCA, Inc. company guaranty sr. notes 4.125%,
6/15/29	7,000	7,722

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Health care cont.
HCA, Inc. company guaranty sr. sub. bonds 5.50%,
6/15/47	$10,000	$12,178
HCA, Inc. company guaranty sr. unsec.
notes 5.375%, 9/1/26	25,000	27,219
HCA, Inc. company guaranty sr. unsec.
notes 3.50%, 9/1/30	5,000	4,816
Hologic, Inc. 144A company guaranty sr. unsec.
notes 4.375%, 10/15/25	5,000	5,049
Jaguar Holding Co. II/PPD Development LP 144A
company guaranty sr. unsec. notes 5.00%, 6/15/28	5,000	5,119
Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A company
guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	4,000	2,390
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	1,000	1,079
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%,
2/10/45	50,000	59,714
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%,
2/10/25	8,000	8,687
Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/25	5,000	5,025
Novartis Capital Corp. company
guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	101,428
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics SA 144A sr. unsec. notes 7.375%,
6/1/25	5,000	5,088
Pfizer, Inc. sr. unsec. unsub. notes 3.00%,
12/15/26	40,000	45,180
Service Corp. International sr. unsec.
bonds 5.125%, 6/1/29	15,000	16,140
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	15,000	15,638
Service Corp. International sr. unsec.
unsub. notes 5.375%, 5/15/24	33,000	33,619
Tenet Healthcare Corp. company
guaranty sr. notes 4.625%, 7/15/24	5,000	4,899
Tenet Healthcare Corp. sr. unsec. notes 8.125%,
4/1/22	15,000	15,750
Tenet Healthcare Corp. 144A company
guaranty notes 6.25%, 2/1/27	5,000	4,963
Tenet Healthcare Corp. 144A company
guaranty sr. notes 7.50%, 4/1/25	5,000	5,319
Tenet Healthcare Corp. 144A company
guaranty sr. notes 5.125%, 11/1/27	20,000	19,734
Tenet Healthcare Corp. 144A company
guaranty sr. notes 4.875%, 1/1/26	35,000	34,081
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2.75%, 2/15/23	90,000	94,494
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2.00%, 5/15/30	15,000	15,704
Upjohn, Inc. 144A company guaranty sr. unsec.
notes 2.30%, 6/22/27	30,000	30,946
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	35,000	41,221
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	12,000	12,339
		1,542,813
Technology (1.4%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	120,000	123,459
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	35,000	37,498
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	40,000	44,198
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	25,000	26,923
Apple, Inc. sr. unsec. unsub. notes 4.375%,
5/13/45	80,000	105,476

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Technology cont.
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	$27,000	$33,475
Banff Merger Sub, Inc. 144A sr. unsec.
notes 9.75%, 9/1/26	15,000	15,094
Boxer Parent Co., Inc. 144A company
guaranty sr. notes 7.125%, 10/2/25	5,000	5,243
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	5,000	5,175
Broadcom Corp./Broadcom Cayman Finance, Ltd.
company guaranty sr. unsec. unsub. notes 3.875%,
1/15/27	24,000	25,935
Broadcom Corp./Broadcom Cayman Finance, Ltd.
company guaranty sr. unsec. unsub. notes 3.50%,
1/15/28	90,000	95,242
Broadcom, Inc. 144A company guaranty sr. unsec.
sub. notes 4.15%, 11/15/30	15,000	16,300
Cisco Systems, Inc. sr. unsec.
unsub. bonds 5.90%, 2/15/39	5,000	7,451
Cisco Systems, Inc. sr. unsec.
unsub. notes 2.50%, 9/20/26	35,000	38,725
Cisco Systems, Inc. sr. unsec.
unsub. notes 2.20%, 2/28/21	75,000	75,915
CommScope Finance, LLC 144A sr. notes 6.00%,
3/1/26	5,000	5,125
CommScope Finance, LLC 144A sr. notes 5.50%,
3/1/24	5,000	5,050
Dell International, LLC/EMC Corp. 144A company
guaranty sr. notes 5.85%, 7/15/25	5,000	5,746
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. notes 6.02%, 6/15/26	70,000	80,253
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes 7.125%,
6/15/24	10,000	10,359
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. bonds 8.35%, 7/15/46	7,000	9,337
Dun & Bradstreet Corp. (The) 144A
sr. notes 6.875%, 8/15/26	5,000	5,270
Fidelity National Information Services, Inc.
sr. unsec. notes 3.75%, 5/21/29	32,000	37,496
Fidelity National Information Services, Inc.
sr. unsec. notes 3.00%, 8/15/26	11,000	12,188
Fidelity National Information Services, Inc.
sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	18,000	21,248
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	15,000	16,862
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	55,000	64,537
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	140,000	143,873
Inception Merger Sub, Inc./Rackspace
Hosting, Inc. 144A sr. unsec. notes 8.625%,
11/15/24	4,000	4,020
Microchip Technology, Inc. company
guaranty sr. notes 4.333%, 6/1/23	37,000	39,914
Microchip Technology, Inc. 144A company
guaranty sr. unsec. notes 4.25%, 9/1/25	5,000	5,032
Microsoft Corp. sr. unsec. unsub. bonds 2.525%,
6/1/50	25,000	26,075
Microsoft Corp. sr. unsec. unsub. notes 1.55%,
8/8/21	80,000	81,095
Oracle Corp. sr. unsec. unsub. bonds 4.00%,
11/15/47	35,000	40,833
Oracle Corp. sr. unsec. unsub. notes 5.375%,
7/15/40	35,000	48,012

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Technology cont.
Oracle Corp. sr. unsec. unsub. notes 2.65%,
7/15/26	$10,000	$10,817
Oracle Corp. sr. unsec. unsub. notes 2.50%,
10/15/22	80,000	83,585
Plantronics, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 5/31/23	25,000	21,781
Qorvo, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 7/15/26	10,000	10,400
Salesforce.com, Inc. sr. unsec.
unsub. notes 3.70%, 4/11/28	97,000	113,233
Solera, LLC / Solera Finance, Inc. 144A
sr. unsec. notes 10.50%, 3/1/24	15,000	15,263
SS&C Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 9/30/27	5,000	5,100
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A company
guaranty sr. notes 5.75%, 6/1/25	5,000	5,125
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A sr. unsec. notes 6.75%,
6/1/25	25,000	25,313
TTM Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/25	20,000	19,838
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	15,000	15,918
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	5,000	5,167
		1,649,974
Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	85,608
FedEx Corp. company guaranty sr. unsec.
unsub. notes 2.625%, 8/1/22	12,000	12,492
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	16,000	16,878
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. notes 3.90%, 2/1/24	20,000	21,178
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec.
notes 6.50%, 6/15/27	25,000	25,615
		161,771
Utilities and power (1.2%)
AES Corp. (The) sr. unsec. unsub. notes 5.50%,
4/15/25	35,000	35,875
AES Corp. (The) sr. unsec. unsub. notes 5.125%,
9/1/27	19,000	19,713
AES Corp. (The) 144A sr. unsec. notes 3.30%,
7/15/25	5,000	5,149
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	55,000	64,678
American Transmission Systems, Inc. 144A
sr. unsec. unsub. bonds 5.00%, 9/1/44	50,000	61,927
Buckeye Partners LP sr. unsec. notes 3.95%,
12/1/26	5,000	4,712
Buckeye Partners LP 144A sr. unsec. notes 4.50%,
3/1/28	5,000	4,675
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	10,000	10,097
Calpine Corp. 144A company
guaranty sr. notes 4.50%, 2/15/28	15,000	14,625
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	8,000	9,514
Commonwealth Edison Co. 1st mtge. bonds 5.90%,
3/15/36	28,000	39,708

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Utilities and power cont.
Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.20%, 3/15/42	$45,000	$53,175
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	85,398
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	60,905
Enbridge, Inc. company guaranty sr. unsec.
unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	17,059
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	30,000	34,132
Enterprise Products Operating, LLC company
guaranty sr. unsec. notes 2.80%, 1/31/30	4,000	4,166
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	90,000	98,762
FirstEnergy Transmission, LLC 144A sr. unsec.
unsub. notes 5.45%, 7/15/44	25,000	32,305
IPALCO Enterprises, Inc. sr. sub. notes 3.70%,
9/1/24	7,000	7,484
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	7,000	8,295
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 3.50%, 3/1/21	80,000	80,671
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	25,000	26,309
Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. notes 3.15%, 1/15/23	105,000	109,979
Kinder Morgan, Inc./DE company
guaranty sr. unsec. notes Ser. GMTN, 7.75%,
1/15/32	17,000	23,760
NRG Energy, Inc. company guaranty sr. unsec.
notes 7.25%, 5/15/26	10,000	10,550
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	5,000	5,219
NRG Energy, Inc. company guaranty sr. unsec.
notes 5.75%, 1/15/28	5,000	5,275
NRG Energy, Inc. 144A company
guaranty sr. bonds 4.45%, 6/15/29	36,000	37,784
NRG Energy, Inc. 144A company
guaranty sr. notes 3.75%, 6/15/24	25,000	26,390
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%,
6/15/29	5,000	5,250
NSTAR Electric Co. sr. unsec.
unsub. notes 2.375%, 10/15/22 (Canada)	75,000	77,614
Oncor Electric Delivery Co., LLC sr. notes 3.75%,
4/1/45	75,000	89,824
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31	15,000	14,675
Pacific Gas and Electric Co. company
guaranty sr. unsec. unsub. notes 2.95%,
3/1/26 (In default) †	10,000	10,775
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	20,000	19,793
PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	60,000	63,516
Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	35,382
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/20 F	13,000	20
Vistra Energy Corp. 144A company
guaranty sr. unsec. notes 8.125%, 1/30/26	10,000	10,425
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. notes 5.00%, 7/31/27	5,000	5,056

CORPORATE BONDS
AND NOTES (14.9%)* cont.	Principal amount	Value

Utilities and power cont.
Vistra Operations Co., LLC 144A sr. bonds 4.30%,
7/15/29	$24,000	$25,232
Vistra Operations Co., LLC 144A sr. notes 3.55%,
7/15/24	25,000	25,802
Vistra Operations Co., LLC 144A sr. unsec.
notes 5.625%, 2/15/27	10,000	10,264
Vistra Operations Co., LLC 144A sr. unsec.
notes 5.50%, 9/1/26	15,000	15,307
		1,407,226

Total corporate bonds and notes (cost $16,255,794)		$17,364,515

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (14.8%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.8%)
Government National Mortgage Association
Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$210,799	$250,664
3.50%, TBA, 7/1/50	4,000,000	4,220,938
		4,471,602
U.S. Government Agency Mortgage Obligations (11.0%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 3.00%, 1/1/48	2,170,915	2,287,836
Federal National Mortgage Association
Pass-Through Certificates
4.00%, 1/1/57	65,758	72,639
4.00%, 1/1/49	490,276	519,211
3.00%, with due dates from 4/1/46 to 11/1/48	1,308,046	1,379,356
Uniform Mortgage-Backed Securities
6.00%, TBA, 7/1/50	1,000,000	1,114,061
4.50%, TBA, 7/1/50	1,000,000	1,074,531
4.00%, TBA, 7/1/50	3,000,000	3,179,297
3.00%, TBA, 7/1/35	2,000,000	2,101,719
2.50%, TBA, 7/1/50	1,000,000	1,042,656
		12,771,306
Total U.S. government and agency mortgage
obligations (cost $17,023,599)		$17,242,908

MORTGAGE-BACKED SECURITIES (1.4%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1
Month US LIBOR) + 25.79%), 25.05%, 4/15/37	$7,630	$14,088
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1
Month US LIBOR) + 23.80%), 23.119%, 11/15/35	10,585	18,937
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month
US LIBOR) + 22.28%), 21.665%, 12/15/36	7,880	12,727
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US
LIBOR) + 19.86%), 19.306%, 3/15/35	21,667	30,044
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1
Month US LIBOR) + 16.95%), 16.473%, 6/15/34	9,440	11,546
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1
Month US LIBOR) + 6.95%), 6.765%, 3/15/41	47,798	9,617
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1
Month US LIBOR) + 24.57%), 23.89%, 3/25/36	13,850	24,893
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1
Month US LIBOR) + 24.20%), 23.524%, 6/25/37	12,162	21,641
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month
US LIBOR) + 20.25%), 19.697%, 8/25/35	4,802	6,793
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 5.916%, 12/25/48	165,168	20,027
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	3,963	3,702

Putnam VT Global Asset Allocation Fund 19

MORTGAGE-BACKED
SECURITIES (1.4%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.86%, 6/20/43	$75,573	$14,947
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	46,348	8,458
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	92,732	7,917
Ser. 13-14, IO, 3.50%, 12/20/42	191,776	14,383
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	178,627	8,038
Ser. 15-H26, Class DI, IO, 2.657%, 10/20/65 W	237,767	22,667
Ser. 16-H16, Class EI, IO, 1.916%, 6/20/66 W	173,698	17,248
		267,673
Commercial mortgage-backed securities (0.6%)
Banc of America Commercial Mortgage Trust FRB
Ser. 07-1, Class XW, IO, 0.485%, 1/15/49 W	42,851	40
Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW14, Class X1, IO, 0.496%,
12/11/38 W	32,892	339
CD Commercial Mortgage Trust 144A FRB
Ser. 07-CD4, Class XW, IO, 1.514%, 12/11/49 W	848	31
Citigroup Commercial Mortgage Trust FRB
Ser. 13-GC17, Class C, 5.261%, 11/10/46 W	11,000	10,570
Citigroup Commercial Mortgage Trust 144A FRB
Ser. 06-C5, Class XC, IO, 0.72%, 10/15/49 W	412,133	6
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.721%, 12/10/44 W	61,000	53,587
FRB Ser. 14-CR17, Class C, 4.945%, 5/10/47 W	26,000	23,849
Ser. 13-CR11, Class AM, 4.715%, 8/10/50 W	20,000	22,220
FRB Ser. 14-UBS6, Class C, 4.595%, 12/10/47 W	16,000	13,672
Ser. 13-CR13, Class AM, 4.449%, 11/10/46 W	85,000	92,799
FRB Ser. 14-CR20, Class XA, IO, 1.176%, 11/10/47 W	281,586	10,008
FRB Ser. 14-CR18, Class XA, IO, 1.152%, 7/15/47 W	89,900	3,022
FRB Ser. 14-CR17, Class XA, IO, 1.133%, 5/10/47 W	562,390	17,410
FRB Ser. 14-UBS6, Class XA, IO, 1.038%, 12/10/47 W	858,529	27,130
FRB Ser. 14-LC17, Class XA, IO, 0.918%, 10/10/47 W	527,368	13,491
Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class AX, IO, 0.044%, 1/15/49 W	509,096	—
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.504%,
12/15/49 W	70,000	55,027
GE Commercial Mortgage Corp. Trust 144A FRB
Ser. 07-C1, Class XC, IO, 0.261%, 12/10/49 W	743,804	367
GS Mortgage Securities Trust
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	10,000	10,704
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	10,000	10,719
Ser. 16-GS3, Class A4, 2.85%, 10/10/49	12,000	12,843
FRB Ser. 15-GC30, Class XA, IO, 0.886%, 5/10/50 W	378,772	11,459
GS Mortgage Securities Trust 144A FRB
Ser. 06-GG8, Class X, IO, 1.27%, 11/10/39 W	783,966	2,294
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.37%, 11/15/45 W	43,000	39,736
FRB Ser. 14-C22, Class C, 4.706%, 9/15/47 W	23,000	19,695
JPMorgan Chase Commercial Mortgage Securities
Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	9,931	7,604
Ser. 12-C6, Class AS, 4.117%, 5/15/45	16,000	16,519
FRB Ser. 06-LDP8, Class X, IO, 0.289%, 5/15/45 W	79,091	1
FRB Ser. 07-LDPX, Class X, IO, 0.127%, 1/15/49 W	218,180	2
JPMorgan Chase Commercial Mortgage Securities
Trust 144A FRB Ser. 05-CB12, Class X1, IO,
0.32%, 9/12/37 W	3,452	22

MORTGAGE-BACKED
SECURITIES (1.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.771%, 9/15/39 W	$379,154	$2,082
FRB Ser. 05-C7, Class XCL, IO, 0.499%, 11/15/40 W	23,502	2
FRB Ser. 05-C5, Class XCL, IO, 0.08%, 9/15/40 W	39,986	—
Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 06-C4, Class X, IO, 6.527%, 7/15/45 W	5,476	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.111%, 2/15/47 W	10,000	9,644
FRB Ser. 14-C17, Class XA, IO, 1.265%, 8/15/47 W	212,281	6,787
FRB Ser. 13-C12, Class XA, IO, 0.758%, 10/15/46 W	436,738	6,914
Morgan Stanley Bank of America Merrill Lynch
Trust 144A FRB Ser. 12-C5, Class E, 4.832%,
8/15/45 W	15,000	13,023
UBS-Barclays Commercial Mortgage Trust 144A FRB
Ser. 12-C4, Class XA, IO, 1.759%, 12/10/45 W	193,001	5,447
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.411%, 7/15/46 W	19,000	19,455
FRB Ser. 13-LC12, Class C, 4.411%, 7/15/46 W	24,000	20,811
WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56%, 3/15/48	33,000	33,254
Ser. 13-C11, Class AS, 3.311%, 3/15/45	12,000	12,405
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.852%, 3/15/44 W	32,000	16,433
FRB Ser. 11-C2, Class D, 5.85%, 2/15/44 W	25,000	24,506
FRB Ser. 13-C15, Class D, 4.643%, 8/15/46 W	43,000	28,760
FRB Ser. 11-C5, Class XA, IO, 1.837%, 11/15/44 W	253,526	3,465
FRB Ser. 12-C10, Class XA, IO, 1.679%, 12/15/45 W	296,493	8,845
		686,999
Residential mortgage-backed securities (non-agency) (0.6%)
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-2, Class 1A2A, 4.266%, 5/25/35 W	18,593	18,643
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR
+ 0.94%), 2.444%, 6/25/46	83,416	73,124
FRB Ser. 05-27, Class 1A1, 2.161%, 8/25/35 W	24,415	19,883
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR
+ 0.19%), 0.375%, 8/25/46	101,319	93,409
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 2M2, (1 Month US LIBOR + 6.95%), 7.135%,
8/25/28	10,626	11,211
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 1M2, (1 Month US LIBOR + 6.75%), 6.935%,
8/25/28	38,633	40,311
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1M2, (1 Month US LIBOR + 6.00%), 6.185%,
9/25/28	39,906	41,377
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%), 5.735%,
4/25/28	48,225	50,551
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%), 5.185%,
7/25/25	11,782	12,035
Connecticut Avenue Securities FRB Ser. 14-C04,
Class 1M2, (1 Month US LIBOR + 4.90%), 5.085%,
11/25/24	5,979	6,195
Connecticut Avenue Securities FRB Ser. 16-C07,
Class 2M2, (1 Month US LIBOR + 4.35%), 4.535%,
5/25/29	13,265	13,721
Connecticut Avenue Securities FRB Ser. 15-C01,
Class 1M2, (1 Month US LIBOR + 4.30%), 4.485%,
2/25/25	12,988	13,059

20 Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED
SECURITIES (1.4%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 16-C04, Class 1M2, (1 Month US LIBOR +
4.25%), 4.435%, 1/25/29	$32,976	$34,119
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, (1 Month US LIBOR + 4.00%), 4.185%,
5/25/25	5,107	5,224
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1M2, (1 Month US LIBOR + 3.55%), 3.735%,
7/25/29	17,549	17,844
Connecticut Avenue Securities FRB Ser. 14-C03,
Class 2M2, (1 Month US LIBOR + 2.90%), 3.085%,
7/25/24	11,071	10,404
Connecticut Avenue Securities FRB Ser. 14-C02,
Class 1M2, (1 Month US LIBOR + 2.60%), 2.785%,
5/25/24	13,415	11,977
Long Beach Mortgage Loan Trust FRB Ser. 04-1,
Class A2, (1 Month US LIBOR + 0.80%), 0.985%,
2/25/34	25,798	24,620
Merrill Lynch Mortgage Investors Trust FRB
Ser. 05-A2, Class A2, 3.738%, 2/25/35 W	7,242	7,386
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M1, (1 Month US LIBOR + 1.13%), 1.31%,
10/25/33	49,880	49,842
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates FRB Ser. 04-WCW2,
Class M3, (1 Month US LIBOR + 1.05%), 1.235%,
10/25/34	30,000	28,207
Structured Asset Investment Loan Trust FRB
Ser. 04-10, Class A10, (1 Month US LIBOR
+ 0.90%), 1.085%, 11/25/34	33,386	33,277
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.861%, 10/25/35 W	27,294	26,721
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR
+ 0.96%), 1.145%, 7/25/45	32,953	30,396
		673,536

Total mortgage-backed securities (cost $1,676,376)		$1,628,208

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.3%)*	Principal amount	Value

Indonesia (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%, 1/15/24
(Indonesia)	$200,000	$226,000
Mexico (Government of) sr. unsec. bonds 5.55%,
1/21/45 (Mexico)	23,000	27,105
Peru (Republic of) sr. unsec.
unsub. notes 2.392%, 1/23/26 (Peru)	27,000	28,080
Uruguay (Oriental Republic of) sr. unsec.
unsub. bonds 7.625%, 3/21/36 (Uruguay)	10,000	15,150
Venezuela (Republic of) sr. unsec. notes 9.00%,
5/7/23 (Venezuela) (In default) †	23,000	1,380
Venezuela (Republic of) sr. unsec.
unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †	36,000	2,160
Total foreign government and agency bonds
and notes (cost $296,085)		$299,875

ASSET-BACKED SECURITIES (0.3%)*	Principal amount	Value

Mello Warehouse Securitization Trust 144A FRB
Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
0.985%, 6/25/52	$55,000	$54,450
Station Place Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR
+ 0.83%), 1.01%, 3/26/21	38,000	38,000
FRB Ser. 20-6, Class A, (1 Month US LIBOR
+ 0.83%), 0.998%, 9/7/21	25,000	25,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR
+ 0.75%), 0.935%, 10/24/20	46,000	46,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR
+ 0.70%), 0.885%, 9/24/20	50,000	50,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR
+ 0.65%), 0.818%, 6/25/51	25,000	25,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1,
Class A, (1 Month US LIBOR + 0.60%), 0.768%,
1/25/46	54,156	53,338
Total asset-backed securities (cost $292,939)		$291,788

SENIOR LOANS (0.1%)* [c]	Principal amount	Value

Brand Industrial Services, Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 4.25%), 5.452%,
6/21/24	$4,949	$4,516
California Resources Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 5.75%,
12/31/22 (In default) †	5,000	1,725
CPG International, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	2,652	2,619
Gates Global, LLC bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	13,593	13,063
Navistar, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 3.70%, 11/6/24	27,157	25,629
Neiman Marcus Group, Ltd., LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 6.00%), 6.267%,
10/25/23 (In default) †	14,837	3,765
Ortho-Clinical Diagnostics, Inc. bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%),
3.429%, 6/30/25	14,863	13,832
Rackspace Hosting, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	4,899	4,635
Robertshaw Holdings Corp. bank term loan FRN (BBA
LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	10,000	5,400
Robertshaw Holdings Corp. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.25%), 4.25%, 2/28/25	4,788	3,971
Solenis International, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 8.50%), 10.831%,
6/26/26	5,000	4,304
Solenis International, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.363%, 6/26/25	9,937	9,473
T-Mobile USA, Inc. bank term loan FRN Ser. B,
(1 Month US LIBOR + 3.00%), 3.404%, 4/1/27	5,000	4,993
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 3.361%, 3/28/25	19,428	17,680
Vertiv Group Corp. bank term loan FRN Ser. B,
(1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	29,925	28,105
Zayo Group Holdings, Inc. bank term loan FRN
(1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	4,988	4,715
Total senior loans (cost $174,518)		$148,425

Putnam VT Global Asset Allocation Fund 21

PURCHASED OPTIONS	Expiration
OUTSTANDING (—%)*	date/	Notional	Contract
Counterparty	strike price	amount	amount		Value

Bank of America N.A.
EUR/USD (Call)	Nov-20/$1.16	941,437	EUR	837,950	$7,838
EUR/USD (Call)	Sep-20/1.17	906,103	EUR	806,500	2,471
USD/JPY (Put)	Nov-20/JPY 105.00	678,175	$678,175		7,262
Barclays Bank PLC
EUR/USD (Call)	Sep-20/$1.17	906,103	EUR	806,500	2,471
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	1,432,013	EUR	1,274,600	5,698
Goldman Sachs International
AUD/USD (Put)	Jul-20/$0.62	717,290	AUD	1,039,400	3
EUR/USD (Call)	Nov-20/1.16	941,437	EUR	837,950	7,838
USD/JPY (Put)	Nov-20/JPY 105.00	678,175	$678,175		7,262
UBS AG
EUR/GBP (Call)	Aug-20/GBP 0.90	690,896	EUR	614,950	9,077
Total purchased options outstanding (cost $70,539)					$49,920

PREFERRED STOCKS (—%)*	Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	$680	$15,246
Total preferred stocks (cost $17,000)		$15,246

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value

DISH Network Corp. cv. sr. unsec. notes
3.375%, 8/15/26	$10,000	$9,186
Oasis Petroleum, Inc. cv. sr. unsec.
notes 2.625%, 9/15/23	4,000	610
Total convertible bonds and notes (cost $12,769)		$9,796

	Principal amount/
SHORT-TERM INVESTMENTS (21.1%)*	shares		Value

Putnam Cash Collateral Pool, LLC 0.27% [d]	Shares	2,121,461	$2,121,461
Putnam Short Term Investment
Fund 0.41% L	Shares	21,494,064	21,494,064
U.S. Treasury Bills zero %, 8/13/20 # §	$286,000		285,954
U.S. Treasury Bills 0.140%, 7/9/20 # §	203,002		202,996
U.S. Treasury Bills 0.011%, 9/10/20 # §	151,000		150,960
U.S. Treasury Bills 0.015%, 9/3/20 # §	119,002		118,970
U.S. Treasury Bills zero %, 8/20/20 # §	79,000		78,985
U.S. Treasury Bills 0.011%, 8/6/20 # §	66,000		65,992
U.S. Treasury Bills 0.310%, 7/23/20 #	60,000		59,996
U.S. Treasury Bills 0.137%, 10/8/20 # §	20,000		19,991
U.S. Treasury Bills 1.541%, 7/16/20 # §	11,000		10,999
Total short-term investments (cost $24,610,487)			$24,610,368

Total investments (cost $117,908,841)			$130,308,278

Key to holding’s currency abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD/$	United States Dollar

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2020 through June 30, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $116,568,295.

† This security is non-income-producing.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $483,925 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $499,911 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $20,139,849 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

22 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/20 (aggregate face value $10,969,994) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/15/20	$45,067	$41,629	$3,438
	Canadian Dollar	Sell	7/15/20	118,595	112,614	(5,981)
	Euro	Buy	9/16/20	536,468	535,115	1,353
	Hong Kong Dollar	Sell	8/19/20	65,064	64,999	(65)
	Japanese Yen	Sell	8/19/20	41,373	41,600	227
	New Taiwan Dollar	Buy	8/19/20	5,617	6,164	(547)
	New Zealand Dollar	Buy	7/15/20	62,856	58,389	4,467
	Norwegian Krone	Sell	9/16/20	29,098	29,042	(56)
Barclays Bank PLC
	British Pound	Buy	9/16/20	3,347	3,401	(54)
	Euro	Sell	9/16/20	364,060	363,304	(756)
	Indonesian Rupiah	Sell	8/19/20	1,439	8,805	7,366
	Japanese Yen	Buy	8/19/20	158,906	159,820	(914)
	New Zealand Dollar	Buy	7/15/20	97,316	90,412	6,904
	Norwegian Krone	Buy	9/16/20	231,768	238,400	(6,632)
	Polish Zloty	Sell	9/16/20	328	141	(187)
	Swedish Krona	Sell	9/16/20	117,685	117,180	(505)
Citibank, N.A.
	British Pound	Sell	9/16/20	72,891	73,628	737
	Canadian Dollar	Buy	7/15/20	28,655	27,757	898
	Danish Krone	Buy	9/16/20	133,624	132,945	679
	Euro	Buy	9/16/20	70,899	70,736	163
	Hong Kong Dollar	Sell	8/19/20	30,158	30,083	(75)
	Japanese Yen	Buy	8/19/20	430,353	432,324	(1,971)
	New Zealand Dollar	Sell	7/15/20	95,639	88,824	(6,815)
	Norwegian Krone	Sell	9/16/20	29,098	29,055	(43)
	Swedish Krona	Sell	9/16/20	43,890	43,642	(248)
Credit Suisse International
	Australian Dollar	Buy	7/15/20	58,870	52,293	6,577
	Australian Dollar	Sell	7/15/20	59,767	51,918	(7,849)
	British Pound	Sell	9/16/20	29,380	29,849	469
	Canadian Dollar	Sell	7/15/20	54,142	52,099	(2,043)
	Euro	Sell	9/16/20	78,777	78,572	(205)
	New Zealand Dollar	Sell	7/15/20	3,872	3,506	(366)
Goldman Sachs International
	Australian Dollar	Buy	7/15/20	14,493	14,406	87
	British Pound	Buy	9/16/20	55,784	56,672	(888)
	Canadian Dollar	Buy	7/15/20	124,710	120,898	3,812
	Euro	Sell	9/16/20	56,944	56,783	(161)
	Japanese Yen	Sell	8/19/20	142,066	142,752	686
	New Zealand Dollar	Sell	7/15/20	88,024	81,661	(6,363)
	Norwegian Krone	Buy	9/16/20	51,192	52,011	(819)
	Russian Ruble	Buy	9/16/20	112,120	108,912	3,208
	Russian Ruble	Sell	9/16/20	111,956	112,387	431
	Swedish Krona	Buy	9/16/20	382,176	381,900	276
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/15/20	203,872	191,449	12,423
	British Pound	Buy	9/16/20	2,851	2,897	(46)
	Canadian Dollar	Buy	7/15/20	6,408	7,260	(852)
	Euro	Buy	9/16/20	53,681	53,732	(51)
	Hong Kong Dollar	Sell	8/19/20	249,781	249,492	(289)
	Indian Rupee	Sell	8/19/20	3,874	4,377	503

Putnam VT Global Asset Allocation Fund 23

FORWARD CURRENCY CONTRACTS at 6/30/20 (aggregate face value $10,969,994) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
HSBC Bank USA, National Association cont.
	Japanese Yen	Buy	8/19/20	$36,468	$37,463	$(995)
	New Zealand Dollar	Buy	7/15/20	10,067	10,205	(138)
	Norwegian Krone	Sell	9/16/20	58,197	58,117	(80)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/15/20	14,010	16,504	(2,494)
	British Pound	Buy	9/16/20	389,001	396,013	(7,012)
	Canadian Dollar	Sell	7/15/20	77,346	75,535	(1,811)
	Euro	Buy	9/16/20	231,940	231,305	635
	Japanese Yen	Sell	8/19/20	14,333	14,392	59
	New Zealand Dollar	Sell	7/15/20	11,100	10,315	(785)
	Norwegian Krone	Sell	9/16/20	211,566	213,647	2,081
	Singapore Dollar	Buy	8/19/20	71,478	74,594	(3,116)
	Swedish Krona	Buy	9/16/20	16,724	16,719	5
	Swiss Franc	Buy	9/16/20	282,125	278,167	3,958
NatWest Markets PLC
	British Pound	Buy	9/16/20	26,033	26,451	(418)
	Canadian Dollar	Buy	7/15/20	15,248	14,418	830
	Euro	Sell	9/16/20	141,460	141,110	(350)
	New Zealand Dollar	Buy	7/15/20	46,593	43,583	3,010
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/15/20	41,893	52,357	(10,464)
	British Pound	Sell	9/16/20	259,211	262,633	3,422
	Canadian Dollar	Sell	7/15/20	627,823	612,370	(15,453)
	Euro	Sell	9/16/20	467,032	465,006	(2,026)
	Hong Kong Dollar	Sell	8/19/20	513,983	513,475	(508)
	Japanese Yen	Sell	8/19/20	181,092	181,635	543
	New Zealand Dollar	Buy	7/15/20	219,995	206,409	13,586
	Norwegian Krone	Sell	9/16/20	29,285	29,565	280
	Swedish Krona	Buy	9/16/20	16,703	16,987	(284)
	Swiss Franc	Buy	9/16/20	29,937	29,920	17
Toronto-Dominion Bank
	Australian Dollar	Buy	7/15/20	88,616	81,964	6,652
	British Pound	Buy	9/16/20	10,785	10,956	(171)
	Canadian Dollar	Sell	7/15/20	153,217	150,380	(2,837)
	Euro	Sell	9/16/20	115,014	114,684	(330)
	New Zealand Dollar	Sell	7/15/20	581	2,392	1,811
UBS AG
	Australian Dollar	Sell	7/15/20	147,831	134,694	(13,137)
	British Pound	Buy	9/16/20	186,815	189,851	(3,036)
	Canadian Dollar	Buy	7/15/20	12,228	13,186	(958)
	Euro	Buy	9/16/20	302,840	303,387	(547)
	Hong Kong Dollar	Sell	8/19/20	125,961	125,834	(127)
	Japanese Yen	Buy	8/19/20	203,200	204,632	(1,432)
	New Zealand Dollar	Buy	7/15/20	312,665	297,782	14,883
	Norwegian Krone	Sell	9/16/20	116,404	115,175	(1,229)
	Swedish Krona	Buy	9/16/20	117,470	116,945	525
WestPac Banking Corp.
	Australian Dollar	Buy	7/15/20	84,337	74,708	9,629
	British Pound	Sell	9/16/20	29,008	29,424	416
	Canadian Dollar	Sell	7/15/20	26,519	26,655	136
	Euro	Sell	9/16/20	5,514	5,322	(192)

24 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/20 (aggregate face value $10,969,994) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
WestPac Banking Corp. cont.
	Japanese Yen	Buy	8/19/20	$202,068	$203,053	$(985)
	New Zealand Dollar	Buy	7/15/20	37,107	34,240	2,867
Unrealized appreciation						120,049
Unrealized (depreciation)						(115,696)
Total						$4,353

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES
CONTRACTS
OUTSTANDING	Number				Unrealized
at 6/30/20	of	Notional		Expiration	appreciation/
(Unaudited)	contracts	amount	Value	date	(depreciation)
MSCI EAFE Index
(Short)	5	$445,144	$444,600	Sep-20	$(3,162)
Russell 2000
Index E-Mini
(Long)	59	4,252,027	4,240,920	Sep-20	247,332
S&P 500 Index
E-Mini (Long)	3	465,044	463,530	Sep-20	859
S&P 500 Index
E-Mini (Short)	36	5,580,522	5,562,360	Sep-20	(153,775)
U.S. Treasury
Bond 30 yr
(Long)	6	1,071,375	1,071,375	Sep-20	(1,326)
U.S. Treasury
Bond Ultra 30 yr
(Long)	13	2,836,031	2,836,031	Sep-20	(16,685)
U.S. Treasury
Note 2 yr (Long)	24	5,299,875	5,299,875	Sep-20	1,009
U.S. Treasury
Note 2 yr (Short)	18	3,974,906	3,974,906	Sep-20	(556)
U.S. Treasury
Note 5 yr (Long)	43	5,406,914	5,406,914	Sep-20	13,216
U.S. Treasury
Note 10 yr (Long)	12	1,670,063	1,670,063	Sep-20	3,348
U.S. Treasury
Note Ultra 10 yr
(Short)	20	3,149,688	3,149,688	Sep-20	(6,781)
Unrealized appreciation					265,764
Unrealized (depreciation)					(182,285)
Total					$83,479

WRITTEN OPTIONS OUTSTANDING at 6/30/20 (premiums $23,057) (Unaudited)
	Expiration	Notional		Contract
Counterparty	date/strike price	amount		amount	Value
Bank of America N.A.
EUR/USD (Call)	Sep-20/$1.19	$906,103	EUR	806,500	$951
EUR/USD (Call)	Nov-20/1.20	941,437	EUR	837,950	2,816
USD/JPY (Put)	Nov-20/JPY 100.00	678,175		$678,175	2,886
Barclays Bank PLC
EUR/USD (Call)	Sep-20/$1.19	906,103	EUR	806,500	951
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	1,432,013	EUR	1,274,600	3,095
Goldman Sachs International
EUR/USD (Call)	Nov-20/$1.20	941,437	EUR	837,950	2,816
USD/JPY (Put)	Nov-20/JPY 100.00	678,175		$678,175	2,886
UBS AG
EUR/GBP (Call)	Aug-20/GBP 0.94	690,896	EUR	614,950	965
Total					$17,366

TBA SALE COMMITMENTS OUTSTANDING at 6/30/20	Principal	Settlement
(proceeds receivable $1,049,063) (Unaudited)	amount	date	Value
Uniform Mortgage-Backed Securities, 3.00%, 7/1/50	$1,000,000	7/14/20	$1,053,242
Total			$1,053,242

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$423,000	$1,485	$(612)	6/17/22	3 month USD-LIBOR-BBA —	0.40% — Semiannually	$889
				Quarterly
1,509,000	24,560	(14,952)	6/17/25	3 month USD-LIBOR-BBA —	0.65% — Semiannually	9,814
				Quarterly
1,694,000	27,572	15,206	6/17/25	0.65% — Semiannually	3 month USD-LIBOR-	(12,597)
					BBA — Quarterly
42,000	205	307	6/17/50	0.90% — Semiannually	3 month USD-LIBOR-	501
					BBA — Quarterly
581,000	2,829	4,343	6/17/50	3 month USD-LIBOR-BBA —	0.90% — Semiannually	1,650
				Quarterly

Putnam VT Global Asset Allocation Fund 25

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$1,300,000	$27,734	$(15,812)	6/17/30	3 month USD-LIBOR-BBA —	0.85% — Semiannually	$12,190
				Quarterly
142,000	3,029	1,979	6/17/30	0.85% — Semiannually	3 month USD-LIBOR-	(1,081)
					BBA — Quarterly
86,000	565	(1)	6/1/30	0.6995% — Semiannually	3 month USD-LIBOR-	(591)
					BBA — Quarterly
171,000	4,550	(2)	6/9/30	0.9035% — Semiannually	3 month USD-LIBOR-	(4,614)
					BBA — Quarterly
Total		$(9,544)				$6,161

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$15,364	$15,296	$—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	$(36)
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
108,144	107,874	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(27)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
29,123	29,051	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	(7)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
18,324	18,414	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(139)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
1,449	1,432	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	3
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
9,795	9,931	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	277
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
7,934	8,044	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	224
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
896	898	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	15
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
3,320	3,293	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(24)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
3,694,370	3,595,940	—	6/10/21	(3 month USD-LIBOR-	A basket (CGPUTQL2)	(96,969)
				BBA plus 0.34%) —	of common stocks —
				Quarterly	Quarterly*
3,574,551	3,473,559	—	6/10/21	3 month USD-LIBOR-	Russell 1000 Total Return	95,844
				BBA minus 0.11% —	Index — Quarterly
				Quarterly
3,928	3,918	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(1)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
3,076	3,033	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	3
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
14,007	14,202	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	(396)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly

26 Putnam VT Global Asset Allocation Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International
$1,411,636	$1,419,452	$—	12/15/25	(1 month USD-LIBOR-	A basket (GSGLPHCL)	$7,775
				BBA plus 0.35%) —	of common stocks —
				Monthly	Monthly*
7,212,922	7,112,900	—	12/15/25	(1 month USD-LIBOR-	A basket (GSGLPWDL)	(99,389)
				BBA plus 0.50%) —	of common stocks —
				Monthly	Monthly*
7,228,215	7,053,551	—	12/15/25	1 month USD-LIBOR-	A basket (GSGLPWDS)	167,269
				BBA minus 0.15% —	of common stocks —
				Monthly	Monthly*
2,211	2,218	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	38
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
2,211	2,218	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	38
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
3,721	3,773	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	(105)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
5,318	5,334	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index	(91)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		271,486
Upfront premium (paid)		—		Unrealized (depreciation)		(197,184)
Total		$—		Total		$74,302

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Amazon.com, Inc.	Consumer cyclicals	74	$204,474	5.69%
Apple, Inc.	Technology	438	159,853	4.45%
Microsoft Corp.	Technology	685	139,401	3.88%
Alphabet, Inc. Class A	Technology	87	123,250	3.43%
Adobe, Inc.	Technology	201	87,319	2.43%
Verizon Communications, Inc.	Communication services	1,482	81,723	2.27%
JPMorgan Chase & Co.	Financials	760	71,501	1.99%
Texas Instruments, Inc.	Technology	539	68,412	1.90%
Intuit, Inc.	Technology	222	65,801	1.83%
Medtronic PLC	Health care	701	64,296	1.79%
Fidelity National Information Services, Inc.	Technology	470	63,015	1.75%
Mondelez International, Inc. Class A	Consumer staples	1,211	61,924	1.72%
Lockheed Martin Corp.	Capital goods	167	61,009	1.70%
Honeywell International, Inc.	Capital goods	420	60,797	1.69%
Goldman Sachs Group, Inc. (The)	Financials	295	58,284	1.62%
Veeva Systems, Inc. Class A	Technology	232	54,445	1.51%
eBay, Inc.	Technology	1,027	53,885	1.50%
Clorox Co. (The)	Consumer cyclicals	233	51,143	1.42%
Johnson & Johnson	Health care	347	48,859	1.36%
Intercontinental Exchange, Inc.	Financials	531	48,647	1.35%
Allstate Corp. (The)	Financials	490	47,539	1.32%
Waste Management, Inc.	Capital goods	443	46,963	1.31%
Kinder Morgan, Inc.	Utilities and power	2,943	44,648	1.24%
Cisco Systems, Inc.	Technology	932	43,485	1.21%
Starbucks Corp.	Consumer staples	577	42,467	1.18%
DTE Energy Co.	Utilities and power	391	42,037	1.17%
Exelon Corp.	Utilities and power	1,154	41,869	1.16%

Putnam VT Global Asset Allocation Fund 27

A BASKET (CGPUTQL2) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
U.S. Bancorp	Financials	1,135	$41,807	1.16%
Take-Two Interactive Software, Inc.	Technology	296	41,343	1.15%
Cognizant Technology Solutions Corp. Class A	Technology	727	41,335	1.15%
NVIDIA Corp.	Technology	108	41,098	1.14%
Baxter International, Inc.	Health care	469	40,413	1.12%
Synopsys, Inc.	Technology	199	38,813	1.08%
Leidos Holdings, Inc.	Technology	402	37,661	1.05%
Garmin, Ltd.	Technology	382	37,269	1.04%
Charter Communications, Inc. Class A	Communication services	71	35,958	1.00%
Hershey Co. (The)	Consumer staples	269	34,930	0.97%
Hologic, Inc.	Health care	600	34,225	0.95%
Procter & Gamble Co. (The)	Consumer staples	275	32,892	0.91%
Costco Wholesale Corp.	Consumer staples	108	32,704	0.91%
Facebook, Inc. Class A	Technology	135	30,554	0.85%
Exxon Mobil Corp.	Energy	665	29,743	0.83%
F5 Networks, Inc.	Technology	212	29,610	0.82%
Merck & Co., Inc.	Health care	377	29,122	0.81%
Dollar General Corp.	Consumer cyclicals	149	28,315	0.79%
PepsiCo, Inc.	Consumer staples	214	28,252	0.79%
Cadence Design Systems, Inc.	Technology	289	27,726	0.77%
Juniper Networks, Inc.	Communication services	1,207	27,594	0.77%
State Street Corp.	Financials	429	27,292	0.76%
Electronic Arts, Inc.	Technology	199	26,229	0.73%

A BASKET (GSGLPHCL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Ipsen SA (France)	Health care	575	$48,853	3.44%
Thermo Fisher Scientific, Inc.	Health care	135	48,768	3.44%
IQVIA Holdings, Inc.	Health care	343	48,612	3.42%
Mettler-Toledo International, Inc.	Health care	60	48,481	3.42%
Illumina, Inc.	Health care	131	48,466	3.41%
Merck & Co., Inc.	Health care	623	48,157	3.39%
Merck KGaA (Germany)	Health care	413	47,942	3.38%
Pfizer, Inc.	Health care	1,466	47,924	3.38%
Zoetis, Inc.	Health care	348	47,655	3.36%
Agilent Technologies, Inc.	Technology	538	47,537	3.35%
PerkinElmer, Inc.	Health care	484	47,489	3.35%
Perrigo Co. PLC	Health care	849	46,898	3.30%
Waters Corp.	Health care	259	46,688	3.29%
GlaxoSmithKline PLC (United Kingdom)	Health care	2,290	46,312	3.26%
Bayer AG (Germany)	Health care	584	43,130	3.04%
Sanofi (France)	Health care	413	42,081	2.96%
Mylan NV	Health care	2,575	41,413	2.92%
Johnson & Johnson	Health care	288	40,462	2.85%
AbbVie, Inc.	Health care	387	37,979	2.68%
Alexion Pharmaceuticals, Inc.	Health care	332	37,284	2.63%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	532	32,559	2.29%
Galapagos NV (Belgium)	Health care	165	32,412	2.28%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	2,614	32,232	2.27%
Biogen, Inc.	Health care	118	31,510	2.22%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	2,221	30,676	2.16%
Bristol-Myers Squibb Co.	Health care	504	29,633	2.09%
AstraZeneca PLC (United Kingdom)	Health care	278	28,954	2.04%
Gilead Sciences, Inc.	Health care	371	28,536	2.01%
CSL, Ltd. (Australia)	Health care	135	26,757	1.89%
Amgen, Inc.	Health care	107	25,252	1.78%

28 Putnam VT Global Asset Allocation Fund

A BASKET (GSGLPHCL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Galenica AG (Switzerland)	Health care	151	$22,751	1.60%
Sartorius Stedim Biotech (France)	Health care	78	19,735	1.39%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	361	19,415	1.37%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	512	18,271	1.29%
Eli Lilly and Co.	Health care	104	17,089	1.20%
Eisai Co., Ltd. (Japan)	Health care	207	16,361	1.15%
Shionogi & Co., Ltd. (Japan)	Health care	246	15,372	1.08%
H Lundbeck A/S (Denmark)	Health care	318	11,946	0.84%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	374	10,259	0.72%
Astellas Pharma, Inc. (Japan)	Health care	600	10,000	0.70%
UCB SA (Belgium)	Health care	81	9,387	0.66%
Incyte Corp.	Health care	87	9,010	0.63%
Grifols SA (Spain)	Health care	236	7,159	0.50%
Regeneron Pharmaceuticals, Inc.	Health care	8	5,149	0.36%
Eurofins Scientific (Luxembourg)	Health care	6	4,045	0.28%
Novartis AG (Switzerland)	Health care	46	3,972	0.28%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	41	3,387	0.24%
Vertex Pharmaceuticals, Inc.	Health care	6	1,840	0.13%
Orion Oyj Class B (Finland)	Health care	37	1,795	0.13%
Recordati SpA (Italy)	Health care	36	1,790	0.13%

A BASKET (GSGLPWDL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Afterpay, Ltd. (Australia)	Financials	1,123	$47,271	0.66%
AES Corp. (The)	Utilities and power	3,150	45,648	0.64%
Just Eat-Takeaway (Netherlands)	Consumer staples	430	44,806	0.63%
Splunk, Inc.	Technology	223	44,292	0.62%
Ashtead Group PLC (United Kingdom)	Consumer staples	1,310	44,144	0.62%
SoftBank Group Corp. (Japan)	Technology	862	43,526	0.61%
Okta, Inc.	Technology	213	42,649	0.60%
Insulet Corp.	Health care	217	42,234	0.59%
Willis Towers Watson PLC	Financials	212	41,746	0.59%
CyberAgent, Inc. (Japan)	Consumer cyclicals	848	41,528	0.58%
Centene Corp.	Health care	652	41,425	0.58%
Citrix Systems, Inc.	Technology	279	41,304	0.58%
Givaudan SA (Switzerland)	Basic materials	11	40,971	0.58%
London Stock Exchange Group PLC (United Kingdom)	Financials	394	40,821	0.57%
Yaskawa Electric Corp. (Japan)	Technology	1,183	40,817	0.57%
Qorvo, Inc.	Technology	367	40,563	0.57%
Apollo Global Management, Inc.	Financials	805	40,179	0.56%
Mercari, Inc. (Japan)	Consumer staples	1,292	39,848	0.56%
Tesco PLC (United Kingdom)	Consumer staples	14,085	39,810	0.56%
Sandvik AB (Sweden)	Capital goods	2,090	39,048	0.55%
ONEOK, Inc.	Energy	1,160	38,540	0.54%
Roper Technologies, Inc.	Technology	99	38,248	0.54%
Fujitsu, Ltd. (Japan)	Technology	321	37,483	0.53%
NortonLifeLock, Inc.	Technology	1,855	36,788	0.52%
Cadence Design Systems, Inc.	Technology	383	36,710	0.52%
Carlyle Group, Inc. (The)	Financials	1,313	36,627	0.51%
Air Liquide SA (France)	Basic materials	249	35,948	0.51%
AMETEK, Inc.	Conglomerates	395	35,258	0.50%
Partners Group Holding AG (Switzerland)	Financials	39	35,163	0.49%
Roche Holding AG (Switzerland)	Health care	101	34,999	0.49%
SS&C Technologies Holdings, Inc.	Technology	615	34,730	0.49%
Mazda Motor Corp. (Japan)	Consumer cyclicals	5,732	34,292	0.48%

Putnam VT Global Asset Allocation Fund 29

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Procter & Gamble Co. (The)	Consumer staples	286	$34,183	0.48%
Nexi SpA (Italy)	Consumer cyclicals	1,973	34,138	0.48%
Carlsberg A/S Class B (Denmark)	Consumer staples	258	34,138	0.48%
Expeditors International of Washington, Inc.	Transportation	448	34,074	0.48%
Shopify, Inc. Class A (Canada)	Technology	36	34,007	0.48%
Canopy Growth Corp. (Canada)	Health care	2,093	33,903	0.48%
Advanced Micro Devices, Inc.	Technology	644	33,869	0.48%
Muenchener Rueckversicherungs-Gesellschaft AG in	Financials	130	33,844	0.48%
Muenchen (Germany)
Merck & Co., Inc.	Health care	437	33,804	0.48%
Swisscom AG (Switzerland)	Communication services	63	33,081	0.47%
Nomura Holdings, Inc. (Japan)	Financials	7,376	32,955	0.46%
Rio Tinto PLC (United Kingdom)	Basic materials	583	32,847	0.46%
Red Electrica Corporacion SA (Spain)	Utilities and power	1,759	32,824	0.46%
Endesa SA (Spain)	Utilities and power	1,330	32,779	0.46%
Anglo American PLC (United Kingdom)	Basic materials	1,415	32,769	0.46%
L’Oreal SA (France)	Consumer staples	102	32,680	0.46%
Old Dominion Freight Line, Inc.	Transportation	193	32,674	0.46%
Hannover Rueck SE (Germany)	Financials	189	32,649	0.46%

A BASKET (GSGLPWDS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Square, Inc. Class A	Consumer cyclicals	449	$47,109	0.67%
PayPal Holdings, Inc.	Consumer cyclicals	252	43,992	0.62%
Delivery Hero Holding GmbH (Germany)	Consumer staples	422	43,166	0.61%
Agnico-Eagle Mines, Ltd. (Canada)	Basic materials	670	42,931	0.61%
Twilio, Inc. Class A	Technology	195	42,842	0.61%
Yamaha Motor Co., Ltd. (Japan)	Consumer cyclicals	2,696	42,154	0.60%
J Sainsbury PLC (United Kingdom)	Consumer staples	16,301	42,153	0.60%
Cognizant Technology Solutions Corp. Class A	Technology	740	42,037	0.60%
Autodesk, Inc.	Technology	176	42,025	0.60%
Capgemini SE (France)	Technology	364	41,700	0.59%
United Parcel Service, Inc. Class B	Transportation	374	41,608	0.59%
Carrier Global Corp.	Consumer cyclicals	1,871	41,571	0.59%
Walgreens Boots Alliance, Inc.	Consumer staples	977	41,434	0.59%
Electronic Arts, Inc.	Technology	311	41,048	0.58%
Bank of New York Mellon Corp. (The)	Financials	1,059	40,925	0.58%
IPG Photonics Corp.	Technology	254	40,763	0.58%
Alexion Pharmaceuticals, Inc.	Health care	363	40,716	0.58%
Athene Holding, Ltd. Class A (Bermuda)	Financials	1,305	40,689	0.58%
Mylan NV	Health care	2,523	40,571	0.58%
Eastman Chemical Co.	Basic materials	582	40,501	0.57%
Edwards Lifesciences Corp.	Health care	583	40,279	0.57%
CaixaBank SA (Spain)	Financials	18,809	40,162	0.57%
Swatch Group AG (The) (Switzerland)	Consumer cyclicals	200	39,862	0.57%
ViacomCBS, Inc. Class B	Consumer cyclicals	1,677	39,117	0.55%
T-Mobile US, Inc.	Communication services	374	38,905	0.55%
Tyler Technologies, Inc.	Technology	111	38,433	0.54%
Franklin Resources, Inc.	Financials	1,819	38,146	0.54%
ENEOS Holdings, Inc. (Japan)	Energy	10,754	38,047	0.54%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	2,374	37,858	0.54%
Vistra Energy Corp.	Utilities and power	2,016	37,536	0.53%
American Tower Corp. R	Communication services	144	37,201	0.53%
Reinsurance Group of America, Inc.	Financials	469	36,771	0.52%
Molson Coors Beverage Co. Class B	Consumer staples	1,069	36,718	0.52%

30 Putnam VT Global Asset Allocation Fund

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Prologis, Inc. R	Financials	392	$36,566	0.52%
Microchip Technology, Inc.	Technology	346	36,473	0.52%
Adobe, Inc.	Technology	82	35,773	0.51%
Lonza Group AG (Switzerland)	Health care	67	35,505	0.50%
Progressive Corp. (The)	Financials	443	35,494	0.50%
Abbott Laboratories	Health care	384	35,072	0.50%
CVS Health Corp.	Health care	537	34,919	0.50%
Alexandria Real Estate Equities, Inc. R	Financials	215	34,826	0.49%
ABB, Ltd. (Switzerland)	Capital goods	1,543	34,742	0.49%
FedEx Corp.	Transportation	248	34,715	0.49%
Unibail-Rodamco-Westfield (France)	Financials	605	34,095	0.48%
Nidec Corp. (Japan)	Technology	511	34,065	0.48%
Monotaro Co., Ltd. (Japan)	Consumer staples	848	33,915	0.48%
Intel Corp.	Technology	566	33,879	0.48%
GoDaddy, Inc. Class A	Technology	461	33,820	0.48%
NRG Energy, Inc.	Utilities and power	1,032	33,586	0.48%
Waste Connections, Inc.	Capital goods	354	33,168	0.47%

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BB+/P	$273	$4,000	$1,252	5/11/63	300 bp — Monthly	$(976)
CMBX NA BBB–.6 Index	BB+/P	482	8,000	2,503	5/11/63	300 bp — Monthly	(2,017)
CMBX NA BBB–.6 Index	BB+/P	926	15,000	4,694	5/11/63	300 bp — Monthly	(3,760)
CMBX NA BBB–.6 Index	BB+/P	912	16,000	5,006	5/11/63	300 bp — Monthly	(4,086)
Citigroup Global Markets, Inc.
CMBX NA BB.11 Index	BB–/P	1,130	2,000	684	11/18/54	500 bp — Monthly	448
CMBX NA BB.6 Index	B+/P	2,008	14,000	7,064	5/11/63	500 bp — Monthly	(5,044)
CMBX NA BB.7 Index	BB–/P	970	19,000	8,147	1/17/47	500 bp — Monthly	(7,162)
Credit Suisse International
CMBX NA A.6 Index	A/P	(4)	4,000	513	5/11/63	200 bp — Monthly	(516)
CMBX NA A.7 Index	A/P	37	1,000	99	1/17/47	200 bp — Monthly	(62)
CMBX NA A.7 Index	A/P	291	7,000	696	1/17/47	200 bp — Monthly	(402)
CMBX NA BB.7 Index	BB–/P	401	3,000	1,286	1/17/47	500 bp — Monthly	(883)
CMBX NA BBB–.6 Index	BB+/P	15,034	160,000	50,064	5/11/63	300 bp — Monthly	(34,950)
CMBX NA BBB–.7 Index	BBB–/P	632	8,000	1,713	1/17/47	300 bp — Monthly	(1,076)
CMBX NA BBB–.7 Index	BBB–/P	1,379	21,000	4,496	1/17/47	300 bp — Monthly	(3,106)
Goldman Sachs International
CMBX NA A.6 Index	A/P	238	2,000	256	5/11/63	200 bp — Monthly	(18)
CMBX NA A.6 Index	A/P	61	2,000	256	5/11/63	200 bp — Monthly	(195)
CMBX NA A.6 Index	A/P	263	4,000	513	5/11/63	200 bp — Monthly	(249)
CMBX NA A.6 Index	A/P	653	6,000	769	5/11/63	200 bp — Monthly	(115)
CMBX NA A.6 Index	A/P	354	7,000	897	5/11/63	200 bp — Monthly	(541)
CMBX NA A.6 Index	A/P	930	8,000	1,026	5/11/63	200 bp — Monthly	(93)
CMBX NA A.6 Index	A/P	468	9,000	1,154	5/11/63	200 bp — Monthly	(682)
CMBX NA A.6 Index	A/P	456	9,000	1,154	5/11/63	200 bp — Monthly	(695)
CMBX NA A.6 Index	A/P	560	11,000	1,410	5/11/63	200 bp — Monthly	(847)
CMBX NA A.6 Index	A/P	433	14,000	1,795	5/11/63	200 bp — Monthly	(1,357)
CMBX NA A.6 Index	A/P	753	24,000	3,077	5/11/63	200 bp — Monthly	(2,316)
CMBX NA A.6 Index	A/P	602	26,000	3,333	5/11/63	200 bp — Monthly	(2,723)
CMBX NA A.6 Index	A/P	1,868	31,000	3,974	5/11/63	200 bp — Monthly	(2,096)
CMBX NA A.6 Index	A/P	3,382	55,000	7,051	5/11/63	200 bp — Monthly	(3,651)
CMBX NA BBB–.6 Index	BB+/P	122	1,000	313	5/11/63	300 bp — Monthly	(191)
CMBX NA BBB–.6 Index	BB+/P	79	1,000	313	5/11/63	300 bp — Monthly	(233)

Putnam VT Global Asset Allocation Fund 31

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	BB+/P	$68	$1,000	$313	5/11/63	300 bp — Monthly	$(244)
CMBX NA BBB–.6 Index	BB+/P	173	2,000	626	5/11/63	300 bp — Monthly	(452)
CMBX NA BBB–.6 Index	BB+/P	156	3,000	939	5/11/63	300 bp — Monthly	(781)
CMBX NA BBB–.6 Index	BB+/P	325	3,000	939	5/11/63	300 bp — Monthly	(612)
CMBX NA BBB–.6 Index	BB+/P	248	5,000	1,565	5/11/63	300 bp — Monthly	(1,314)
CMBX NA BBB–.6 Index	BB+/P	772	7,000	2,190	5/11/63	300 bp — Monthly	(1,415)
CMBX NA BBB–.6 Index	BB+/P	774	16,000	5,006	5/11/63	300 bp — Monthly	(4,224)
CMBX NA BBB–.6 Index	BB+/P	2,157	23,000	7,197	5/11/63	300 bp — Monthly	(5,028)
CMBX NA BBB–.6 Index	BB+/P	3,157	42,000	13,142	5/11/63	300 bp — Monthly	(9,964)
CMBX NA BBB–.7 Index	BBB–/P	887	12,000	2,569	1/17/47	300 bp — Monthly	(1,676)
JPMorgan Securities LLC
CMBX NA A.6 Index	A/P	280	2,000	256	5/11/63	200 bp — Monthly	24
CMBX NA A.6 Index	A/P	17,945	138,000	17,692	5/11/63	200 bp — Monthly	296
CMBX NA BB.10 Index	BB–/P	321	4,000	1,710	5/11/63	500 bp — Monthly	(1,386)
CMBX NA BB.6 Index	B+/P	3,089	6,000	3,028	5/11/63	500 bp — Monthly	66
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	A/P	300	3,000	385	5/11/63	200 bp — Monthly	(84)
CMBX NA A.6 Index	A/P	900	9,000	1,154	5/11/63	200 bp — Monthly	(251)
CMBX NA A.6 Index	A/P	(92)	12,000	1,538	5/11/63	200 bp — Monthly	(1,626)
CMBX NA BB.6 Index	B+/P	737	3,000	1,514	5/11/63	500 bp — Monthly	(775)
CMBX NA BB.6 Index	B+/P	1,478	6,000	3,028	5/11/63	500 bp — Monthly	(1,544)
CMBX NA BBB–.6 Index	BB+/P	928	14,000	4,381	5/11/63	300 bp — Monthly	(3,446)
Upfront premium received		70,392	Unrealized appreciation				834
Upfront premium (paid)		(96)	Unrealized (depreciation)				(114,864)
Total		$70,296	Total				$(114,030)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2020. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(219)	$2,000	$855	11/17/59	(500 bp) — Monthly	$634
CMBX NA BB.10 Index	(209)	2,000	855	11/17/59	(500 bp) — Monthly	645
CMBX NA BB.11 Index	(777)	6,000	2,051	11/18/54	(500 bp) — Monthly	1,268
CMBX NA BB.11 Index	(189)	2,000	684	11/18/54	(500 bp) — Monthly	493
CMBX NA BB.11 Index	(69)	1,000	342	11/18/54	(500 bp) — Monthly	272
CMBX NA BB.8 Index	(248)	2,000	941	10/17/57	(500 bp) — Monthly	691
CMBX NA BB.9 Index	(1,652)	16,000	6,608	9/17/58	(500 bp) — Monthly	4,943
CMBX NA BB.9 Index	(258)	4,000	1,652	9/17/58	(500 bp) — Monthly	1,391
CMBX NA BB.9 Index	(258)	4,000	1,652	9/17/58	(500 bp) — Monthly	1,391
CMBX NA BB.9 Index	(121)	3,000	1,239	9/17/58	(500 bp) — Monthly	1,116
CMBX NA BBB–.10 Index	(1,192)	4,000	800	11/17/59	(300 bp) — Monthly	(394)
CMBX NA BBB–.11 Index	(641)	2,000	409	11/18/54	(300 bp) — Monthly	(233)
CMBX NA BBB–.11 Index	(656)	2,000	409	11/18/54	(300 bp) — Monthly	(248)
CMBX NA BBB–.11 Index	(327)	1,000	204	11/18/54	(300 bp) — Monthly	(123)
CMBX NA BBB–.11 Index	(327)	1,000	204	11/18/54	(300 bp) — Monthly	(123)
CMBX NA BBB–.12 Index	(1,892)	6,000	1,217	8/17/61	(300 bp) — Monthly	(679)
CMBX NA BBB–.12 Index	(1,408)	4,000	811	8/17/61	(300 bp) — Monthly	(598)
CMBX NA BBB–.12 Index	(1,025)	3,000	608	8/17/61	(300 bp) — Monthly	(418)

32 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.12 Index	$(668)	$2,000	$406	8/17/61	(300 bp) — Monthly	$(263)
CMBX NA BBB–.12 Index	(668)	2,000	406	8/17/61	(300 bp) — Monthly	(264)
CMBX NA BBB–.6 Index	(700)	11,000	3,442	5/11/63	(300 bp) — Monthly	2,736
CMBX NA BBB–.9 Index	(473)	2,000	389	9/17/58	(300 bp) — Monthly	(85)
Credit Suisse International
CMBX NA BB.10 Index	(534)	4,000	1,710	11/17/59	(500 bp) — Monthly	1,173
CMBX NA BB.10 Index	(476)	4,000	1,710	11/17/59	(500 bp) — Monthly	1,231
CMBX NA BB.10 Index	(249)	2,000	855	11/17/59	(500 bp) — Monthly	605
CMBX NA BB.7 Index	(512)	29,000	14,633	5/11/63	(500 bp) — Monthly	14,097
CMBX NA BB.7 Index	(1,291)	7,000	3,002	1/17/47	(500 bp) — Monthly	1,705
CMBX NA BB.7 Index	(1,151)	7,000	3,002	1/17/47	(500 bp) — Monthly	1,844
CMBX NA BB.9 Index	(1,403)	14,000	5,782	9/17/58	(500 bp) — Monthly	4,367
Goldman Sachs International
CMBX NA BB.7 Index	(303)	2,000	858	1/17/47	(500 bp) — Monthly	553
CMBX NA BB.7 Index	(2,234)	11,000	4,717	1/17/47	(500 bp) — Monthly	2,474
CMBX NA BB.7 Index	(983)	6,000	2,573	1/17/47	(500 bp) — Monthly	1,585
CMBX NA BB.8 Index	(113)	1,000	471	10/17/57	(500 bp) — Monthly	356
CMBX NA BB.9 Index	(108)	1,000	413	9/17/58	(500 bp) — Monthly	304
CMBX NA BBB–.12 Index	(338)	1,000	203	8/17/61	(300 bp) — Monthly	(135)
CMBX NA BBB–.6 Index	(400)	8,000	2,503	5/11/63	(300 bp) — Monthly	2,099
JPMorgan Securities LLC
CMBX NA A.7 Index	(169)	8,000	795	1/17/47	(200 bp) — Monthly	624
CMBX NA BB.11 Index	(4,908)	9,000	3,076	11/18/54	(500 bp) — Monthly	(1,840)
CMBX NA BB.12 Index	(1,648)	3,000	993	8/17/61	(500 bp) — Monthly	(657)
CMBX NA BB.17 Index	(979)	2,000	858	1/17/47	(500 bp) — Monthly	(123)
CMBX NA BB.9 Index	(494)	1,000	413	9/17/58	(500 bp) — Monthly	(82)
CMBX NA BBB–.10 Index	(563)	2,000	400	11/17/59	(300 bp) — Monthly	(164)
CMBX NA BBB–.10 Index	(298)	1,000	200	11/17/59	(300 bp) — Monthly	(98)
CMBX NA BBB–.11 Index	(629)	2,000	409	11/18/54	(300 bp) — Monthly	(221)
CMBX NA BBB–.11 Index	(645)	2,000	409	11/18/54	(300 bp) — Monthly	(237)
CMBX NA BBB–.11 Index	(314)	1,000	204	11/18/54	(300 bp) — Monthly	(110)
CMBX NA BBB–.11 Index	(314)	1,000	204	11/18/54	(300 bp) — Monthly	(110)
CMBX NA BBB–.12 Index	(332)	1,000	203	8/17/61	(300 bp) — Monthly	(130)
CMBX NA BBB–.6 Index	(15,346)	48,000	15,019	5/11/63	(300 bp) — Monthly	(351)
CMBX NA BBB–.7 Index	(6,573)	28,000	5,995	1/17/47	(300 bp) — Monthly	(593)
Merrill Lynch International
CMBX NA BB.10 Index	(228)	4,000	1,710	11/17/59	(500 bp) — Monthly	1,479
CMBX NA BB.11 Index	(1,977)	4,000	1,367	11/18/54	(500 bp) — Monthly	(613)
CMBX NA BB.9 Index	(234)	6,000	2,478	9/17/58	(500 bp) — Monthly	2,239
CMBX NA BBB–.7 Index	(328)	4,000	856	1/17/47	(300 bp) — Monthly	527
CMBX NA BBB–.9 Index	(185)	1,000	194	9/17/58	(300 bp) — Monthly	9
CMBX NA BBB–.9 Index	(185)	1,000	194	9/17/58	(300 bp) — Monthly	9
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(408)	4,000	856	1/17/47	(300 bp) — Monthly	447
CMBX NA BB.10 Index	(210)	2,000	855	11/17/59	(500 bp) — Monthly	644
CMBX NA BB.11 Index	(196)	2,000	684	11/18/54	(500 bp) — Monthly	486
CMBX NA BB.11 Index	(95)	1,000	342	11/18/54	(500 bp) — Monthly	246
CMBX NA BB.12 Index	(600)	1,000	331	8/17/61	(500 bp) — Monthly	(270)
CMBX NA BB.7 Index	(1,207)	6,000	2,573	1/17/47	(500 bp) — Monthly	1,361
CMBX NA BB.7 Index	(193)	1,000	429	1/17/47	(500 bp) — Monthly	235
CMBX NA BB.9 Index	(123)	2,000	826	9/17/58	(500 bp) — Monthly	701
CMBX NA BB.9 Index	(122)	2,000	826	9/17/58	(500 bp) — Monthly	703
CMBX NA BB.9 Index	(150)	2,000	826	9/17/58	(500 bp) — Monthly	674

Putnam VT Global Asset Allocation Fund 33

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.9 Index	$(88)	$1,000	$413	9/17/58	(500 bp) — Monthly	$324
CMBX NA BB.9 Index	(62)	1,000	413	9/17/58	(500 bp) — Monthly	351
CMBX NA BB.9 Index	(86)	1,000	413	9/17/58	(500 bp) — Monthly	327
CMBX NA BB.9 Index	(54)	1,000	413	9/17/58	(500 bp) — Monthly	358
CMBX NA BB.9 Index	(50)	1,000	413	9/17/58	(500 bp) — Monthly	363
CMBX NA BBB–.11 Index	(633)	2,000	409	11/18/54	(300 bp) — Monthly	(225)
CMBX NA BBB–.11 Index	(632)	2,000	409	11/18/54	(300 bp) — Monthly	(224)
CMBX NA BBB–.11 Index	(312)	1,000	204	11/18/54	(300 bp) — Monthly	(108)
CMBX NA BBB–.12 Index	(332)	1,000	203	8/17/61	(300 bp) — Monthly	(130)
Upfront premium received	—		Unrealized appreciation			60,080
Upfront premium (paid)	(65,974)		Unrealized (depreciation)			(9,849)
Total	$(65,974)		Total			$50,231

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 34 Index	B+/P	$(3,014)	$1,930,400	$13,316	6/20/25	500 bp —	$(13,917)
						Quarterly
NA IG Series 34 Index	BBB+/P	(33,517)	3,650,000	42,661	6/20/25	100 bp —	10,057
						Quarterly
Total		$(36,531)					$(3,860)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2020. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

34 Putnam VT Global Asset Allocation Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$751,430	$717,780	$—
Capital goods	4,775,491	553,490	—
Communication services	2,521,147	853,993	—
Conglomerates	506,198	—	—
Consumer cyclicals	6,017,107	1,535,950	—
Consumer staples	4,241,160	1,306,501	—
Energy	1,291,014	190,515	—
Financials	7,691,037	1,747,762	—
Health care	7,853,733	1,163,700	—
Technology	21,185,902	618,043	—
Transportation	502,211	324,812	—
Utilities and power	1,988,318	309,935	—
Total common stocks	59,324,748	9,322,481	—
Asset-backed securities	—	291,788	—
Convertible bonds and notes	—	9,796	—
Corporate bonds and notes	—	17,364,495	20
Foreign government and agency bonds and notes	—	299,875	—
Mortgage-backed securities	—	1,628,208	—
Preferred stocks	—	15,246	—
Purchased options outstanding	—	49,920	—
Senior loans	—	148,425	—
U.S. government and agency mortgage obligations	—	17,242,908	—
Short-term investments	21,494,064	3,116,304	—
Totals by level	$80,818,812	$49,489,446	$20

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$4,353	$—
Futures contracts	83,479	—	—
Written options outstanding	—	(17,366)	—
TBA sale commitments	—	(1,053,242)	—
Interest rate swap contracts	—	15,705	—
Total return swap contracts	—	74,302	—
Credit default contracts	—	(35,450)	—
Totals by level	$83,479	$(1,011,698)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 35

Statement of assets and liabilities
6/30/20 (Unaudited)

Assets
Investment in securities, at value, including $2,085,530 of securities on loan (Notes 1 and 9):
Unaffiliated issuers (identified cost $94,293,316)	$106,692,753
Affiliated issuers (identified cost $23,615,525) (Notes 1 and 5)	23,615,525
Cash	11,616
Foreign currency (cost $1,886) (Note 1)	1,694
Dividends, interest and other receivables	368,524
Foreign tax reclaim	24,070
Receivable for shares of the fund sold	54,706
Receivable for investments sold	1,174,869
Receivable for sales of TBA securities (Note 1)	1,050,146
Receivable for variation margin on futures contracts (Note 1)	49,564
Receivable for variation margin on centrally cleared swap contracts (Note 1)	19,081
Unrealized appreciation on forward currency contracts (Note 1)	120,049
Unrealized appreciation on OTC swap contracts (Note 1)	332,400
Premium paid on OTC swap contracts (Note 1)	66,070
Total assets	133,581,067

Liabilities
Payable for investments purchased	13,456
Payable for purchases of TBA securities (Note 1)	12,803,876
Payable for shares of the fund repurchased	69,747
Payable for compensation of Manager (Note 2)	56,620
Payable for custodian fees (Note 2)	73,184
Payable for investor servicing fees (Note 2)	13,369
Payable for Trustee compensation and expenses (Note 2)	103,093
Payable for administrative services (Note 2)	439
Payable for distribution fees (Note 2)	7,220
Payable for variation margin on futures contracts (Note 1)	95,644
Payable for variation margin on centrally cleared swap contracts (Note 1)	5,755
Unrealized depreciation on OTC swap contracts (Note 1)	321,897
Premium received on OTC swap contracts (Note 1)	70,392
Unrealized depreciation on forward currency contracts (Note 1)	115,696
Written options outstanding, at value (premiums $23,057) (Note 1)	17,366
TBA sale commitments, at value (proceeds receivable $1,049,063) (Note 1)	1,053,242
Collateral on securities loaned, at value (Note 1)	2,121,461
Other accrued expenses	70,315
Total liabilities	17,012,772

Net assets	$116,568,295

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$102,833,900
Total distributable earnings (Note 1)	13,734,395
Total — Representing net assets applicable to capital shares outstanding	$116,568,295

Computation of net asset value Class IA
Net assets	$81,427,342
Number of shares outstanding	5,112,761
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$15.93

Computation of net asset value Class IB
Net assets	$35,140,953
Number of shares outstanding	2,172,705
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$16.17

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Global Asset Allocation Fund

Statement of operations
Six months ended 6/30/20 (Unaudited)

Investment income
Dividends (net of foreign tax of $14,550)	$751,401
Interest (including interest income of $122,254 from investments in affiliated issuers) (Note 5)	649,777
Securities lending (net of expenses) (Notes 1 and 5)	2,053
Total investment income	1,403,231

Expenses
Compensation of Manager (Note 2)	340,077
Investor servicing fees (Note 2)	40,631
Custodian fees (Note 2)	21,339
Trustee compensation and expenses (Note 2)	2,898
Distribution fees (Note 2)	42,681
Administrative services (Note 2)	1,353
Auditing and tax fees	59,464
Other	24,714
Total expenses	533,157

Expense reduction (Note 2)	(52)
Net expenses	533,105

Net investment income	870,126

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	160,758
Foreign currency transactions (Note 1)	(411)
Forward currency contracts (Note 1)	(27,555)
Futures contracts (Note 1)	1,285,113
Swap contracts (Note 1)	(238,075)
Written options (Note 1)	(68,894)
Total net realized gain	1,110,936
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(4,461,873)
Assets and liabilities in foreign currencies	(65)
Forward currency contracts	(14,067)
Futures contracts	284,833
Swap contracts	76,798
Written options	5,691
Total change in net unrealized depreciation	(4,108,683)

Net loss on investments	(2,997,747)

Net decrease in net assets resulting from operations	$(2,127,621)

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 37

Statement of changes in net assets

	Six months ended	Year ended
	6/30/20*	12/31/19
Increase (decrease) in net assets
Operations:
Net investment income	$870,126	$2,410,101
Net realized gain on investments and foreign currency transactions	1,110,936	2,509,051
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(4,108,683)	15,319,658
Net increase (decrease) in net assets resulting from operations	(2,127,621)	20,238,810
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(1,802,438)	(1,575,717)
Class IB	(649,646)	(544,903)
Net realized short-term gain on investments
Class IA	(140,974)	—
Class IB	(58,115)	—
From net realized long-term gain on investments
Class IA	(1,485,249)	(2,805,544)
Class IB	(612,286)	(1,160,190)
Decrease from capital share transactions (Note 4)	(2,050,169)	(12,277,650)
Total increase (decrease) in net assets	(8,926,498)	1,874,806
Net assets:
Beginning of period	125,494,793	123,619,987
End of period	$116,568,295	$125,494,793

* Unaudited.

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Global Asset Allocation Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/20 †	$16.95	.12	(.46)	(.34)	(.36)	(.32)	(.68)	—	$15.93	(1.51)*	$81,427	.42*	.79*	138*
12/31/19	15.17	.32	2.26	2.58	(.29)	(.51)	(.80)	—	16.95	17.42	88,722	.86[f]	1.98[f]	164
12/31/18	18.14	.33	(1.53)	(1.20)	(.38)	(1.39)	(1.77)	—	15.17	(7.02)	86,731.85		1.97	132
12/31/17	16.55	.32	2.18	2.50	(.30)	(.61)	(.91)	—[g]	18.14	15.67	104,826.86		1.87	208
12/31/16	17.06	.27	.81	1.08	(.38)	(1.21)	(1.59)	—	16.55	6.98	103,689	.87[f,h]	1.66[f,h]	384
12/31/15	19.21	.27	(.11)	.16	(.48)	(1.83)	(2.31)	—	17.06	.42	112,027.86		1.51	339
Class IB
6/30/20†	$17.17	.11	(.48)	(.37)	(.31)	(.32)	(.63)	—	$16.17	(1.68)*	$35,141	.55*	.66*	138*
12/31/19	15.35	.28	2.29	2.57	(.24)	(.51)	(.75)	—	17.17	17.13	36,773	1.11[f]	1.72[f]	164
12/31/18	18.33	.29	(1.54)	(1.25)	(.34)	(1.39)	(1.73)	—	15.35	(7.26)	36,889	1.10	1.71	132
12/31/17	16.72	.28	2.20	2.48	(.26)	(.61)	(.87)	—[g]	18.33	15.34	46,701	1.11	1.61	208
12/31/16	17.21	.23	.82	1.05	(.33)	(1.21)	(1.54)	—	16.72	6.71	40,859	1.12[f,h]	1.41[f,h]	384
12/31/15	19.35	.23	(.12)	.11	(.42)	(1.83)	(2.25)	—	17.21	.17	44,091	1.11	1.26	339

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average
net assets
December 31, 2019	0.01%
December 31, 2016	0.02

g Reflects a non-recurring reimbursement purusant to a settlement between the Securities and Exchange Commission (the SEC) and Countrywide Financial which amounted to less than $0.01 per share outstanding on November 29, 2017.

h Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 39

Notes to financial statements 6/30/20 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2020 through June 30, 2020.

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek long-term return consistent with preservation of capital. The fund invests a majority of its assets in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed-income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. Putnam Management may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

40 Putnam VT Global Asset Allocation Fund

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a

Putnam VT Global Asset Allocation Fund 41

master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

42 Putnam VT Global Asset Allocation Fund

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $56,663 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $2,121,461 and the value of securities loaned amounted to $2,086,530. Certain of these securities were sold prior to the close of the reporting period and are included in Receivable for investments sold on the Statement of assets and liabilities.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $117,437,257, resulting in gross unrealized appreciation and depreciation of $17,040,193 and $5,097,391, respectively, or net unrealized depreciation of $11,942,802.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 40.5% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.293% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2022, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay

Putnam VT Global Asset Allocation Fund 43

a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$28,606
Class IB	12,025
Total	$40,631

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $52 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $86, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments
(Long-term)	$141,023,077	$141,120,693
U.S. government securities
(Long-term)	—	—
Total	$141,023,077	$141,120,693

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/20		Year ended 12/31/19		Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,389	$193,478	19,042	$306,064	117,165	$1,843,826	81,422	$1,331,979
Shares issued in connection with
reinvestment of distributions	241,285	3,428,661	279,239	4,381,261	91,416	1,320,047	107,037	1,705,093
	253,674	3,622,139	298,281	4,687,325	208,581	3,163,873	188,459	3,037,072
Shares repurchased	(376,508)	(5,976,654)	(781,078)	(12,649,361)	(177,842)	(2,859,527)	(449,745)	(7,352,686)
Net increase (decrease)	(122,834)	$(2,354,515)	(482,797)	$(7,962,036)	30,739	$304,346	(261,286)	$(4,315,614)

44 Putnam VT Global Asset Allocation Fund

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/30/19	Purchase cost	Sale proceeds	Investment income	6/30/20
Short-term investments
Putnam Cash Collateral Pool, LLC*	$419,428	$4,557,833	$2,855,800	$1,705	$2,121,461
Putnam Short Term Investment
Fund**	22,059,848	11,027,782	11,593,566	122,254	21,494,064
Total Short-term investments	$22,479,276	$15,585,615	$14,449,366	$123,959	$23,615,525

*No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021.  LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased currency option contracts (contract amount)	$5,600,000
Written currency option contracts (contract amount)	$4,200,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$20,600,000
Centrally cleared interest rate swap contracts (notional)	$8,300,000
OTC total return swap contracts (notional)	$20,900,000
OTC credit default contracts (notional)	$1,200,000
Centrally cleared credit default contracts (notional)	$4,100,000

Putnam VT Global Asset Allocation Fund 45

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
	Receivables, Net assets —		Payables, Net assets —
Credit contracts	Unrealized appreciation	$159,779*	Unrealized depreciation	$195,229*
Foreign exchange contracts	Investments, Receivables	169,969	Payables	133,062
	Receivables, Net assets —		Payables, Net assets —
Equity contracts	Unrealized appreciation	519,079*	Unrealized depreciation	353,295*
	Receivables, Net assets —		Payables, Net assets —
Interest rate contracts	Unrealized appreciation	72,634*	Unrealized depreciation	64,932*
Total		$921,461		$746,518

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$193,343	$193,343
Foreign exchange contracts	(50,262)	—	(27,555)	—	$(77,817)
Equity contracts	—	(11,505)	—	(474,937)	$(486,442)
Interest rate contracts	—	1,296,618	—	43,519	$1,340,137
Total	$(50,262)	$1,285,113	$(27,555)	$(238,075)	$969,221

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(33,315)	$(33,315)
Foreign exchange contracts	27,222	—	(14,067)	—	$13,155
Equity contracts	—	134,507	—	100,462	$234,969
Interest rate contracts	—	150,326	—	9,651	$159,977
Total	$27,222	$284,833	$(14,067)	$76,798	$374,786

46 Putnam VT Global Asset Allocation Fund

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Putnam VT Global Asset Allocation Fund 47

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$569	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$569
OTC Total return
swap contracts*#	—	519	—	—	95,844	—	3	175,120	—	—	—	—	—	—	—	—	—	—	271,486
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	26,129	30,638	11,715	—	—	29,120	6,787	11,816	—	—	—	—	—	116,205
Centrally cleared credit
default contracts§	—	—	18,512	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	18,512
Futures contracts§	—	—	—	44,189	—	—	—	—	—	—	5,375	—	—	—	—	—	—	—	49,564
Forward currency contracts#	9,485	14,270	—	—	2,477	—	7,046	8,500	12,926	6,738	—	—	—	3,840	17,848	8,463	15,408	13,048	120,049
Purchased options**#	17,571	2,471	—	—	—	—	5,698	15,103	—	—	—	—	—	—	—	—	9,077	—	49,920
Total Assets	$27,056	$17,260	$19,081	$44,189	$98,321	$26,129	$43,385	$210,438	$12,926	$6,738	$34,495	$6,787	$11,816	$3,840	$17,848	$8,463	$24,485	$13,048	$626,305
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	5,755	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	5,755
OTC Total return
swap contracts*#	—	233	—	—	96,970	—	396	99,389	—	—	196	—	—	—	—	—	—	—	197,184
OTC Credit default contracts —
protection sold*#	13,432	—	—	—	—	15,866	58,765	61,651	—	—	22,635	—	11,977	—	—	—	—	—	184,326
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	75,925	—	—	—	—	—	—	19,719	—	—	—	—	—	—	—	95,644
Forward currency contracts#	6,649	9,048	—	—	9,152	—	10,463	8,231	2,451	15,218	—	—	—	768	28,735	3,338	20,466	1,177	115,696
Written options #	6,653	951	—	—	—	—	3,095	5,702	—	—	—	—	—	—	—	—	965	—	17,366
Total Liabilities	$26,734	$10,232	$5,755	$75,925	$106,122	$15,866	$72,719	$174,973	$2,451	$15,218	$42,550	$—	$11,977	$768	$28,735	$3,338	$21,431	$1,177	$615,971
Total Financial and
Derivative Net Assets	$322	$7,028	$13,326	$(31,736)	$(7,801)	$10,263	$(29,334)	$35,465	$10,475	$(8,480)	$(8,055)	$6,787	$(161)	$3,072	$(10,887)	$5,125	$3,054	$11,871	$10,334
Total collateral received
(pledged)†##	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net amount	$322	$7,028	$13,326	$(31,736)	$(7,801)	$10,263	$(29,334)	$35,465	$10,475	$(8,480)	$(8,055)	$6,787	$(161)	$3,072	$(10,887)	$5,125	$3,054	$11,871
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/ (depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $483,925 and $499,911, respectively.

48 Putnam VT Global Asset Allocation Fund	Putnam VT Global Asset Allocation Fund 49

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2020, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2020, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2020 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2020. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not attempted to evaluate PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newly launched or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2019. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation

50 Putnam VT Global Asset Allocation Fund

applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2019. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2019. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2022. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2019. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2019 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, and model-only separately managed accounts. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, 2019 was a strong year of performance for The Putnam Funds, with the Putnam funds, on an asset-weighted basis, ranking in the top quartile of their Lipper Inc. (“Lipper”) peers for the year ended December 31, 2019. For those funds that are evaluated based on their total returns versus selected investment benchmarks, the Trustees observed that the funds, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2019. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, was exceptionally strong over both the short and long term, with The Putnam Funds ranking as the 8th best performing mutual fund complex out of 55 complexes for the one-year period ended December 31, 2019 and the 8th best performing mutual fund complex out of 45 complexes for the ten-year period, with 2019 marking the third consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also noted that The Putnam Funds ranked 26th out of 52 complexes for the five-year period ended December 31, 2019. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 22 of the funds were four- or five-star rated at the end of 2019 and that this included five funds that had achieved a five-star rating. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2019 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue

Putnam VT Global Asset Allocation Fund 51

to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) – Mixed-Asset Target Allocation Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2019 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
3rd	2nd	2nd

Over the one-year, three-year and five-year periods ended December 31, 2019, there were 279, 258 and 240 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2019 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees noted that, in 2019, they had approved the elimination of a fund expense recapture program, whereby a portion of available soft dollars were used to pay fund expenses, and that the amount of commissions allocated to that program were instead used to increase, by a corresponding amount, the budget allocated for execution services. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

52 Putnam VT Global Asset Allocation Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the first annual report on the program to the Trustees in April 2020. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from December 2018 through March 2020. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2019. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the COVID-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisors	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
The Putnam Advisory Company, LLC	Legal Counsel	Manoj P. Singh
100 Federal Street	Ropes & Gray LLP	Mona K. Sutphen
Boston, MA 02110

Marketing Services
Putnam Retail Management
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Global Asset Allocation Fund 53

This report has been prepared for the shareholders
of Putnam VT Global Asset Allocation Fund.	VTSA062 322158 8/20

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 27, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 27, 2020